Schedule of Investments (unaudited) September 30, 2021	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities
Unique Pub Finance Co. PLC, Series N, 6.46%, 03/30/32(a)	GBP	100	$161,656

Total Asset-Backed Securities — 0.0% (Cost: $145,035)			161,656

	Shares

Common Stocks

Construction & Engineering — 0.0%
McDermott International Ltd.(b)		141,483	70,741

Diversified Financial Services — 0.0%
Kcad Holdings I Ltd.(c)		1,075,282,733	10,753

Energy Equipment & Services — 0.0%
Pioneer Energy Services Corp.		809	12,588

Metals & Mining — 0.0%
Ameriforge Group, Inc.		1,664	2,498
Preferred Proppants LLC(c)		14,576	945

			3,443

Oil, Gas & Consumable Fuels — 0.2%
California Resources Corp.(b)		2,336	95,776
Chesapeake Energy Corp.		10,267	632,345
Extraction Oil & Gas, Inc., (Acquired 03/05/21, Cost: $32,685)(d)		2,622	148,012
SM Energy Co.		1,580	41,680

			917,813

Semiconductors & Semiconductor Equipment(b) — 0.0%
Maxeon Solar Technologies Ltd.		213	3,755
SunPower Corp.		1,707	38,715

			42,470

Software — 0.0%
Avaya Holdings Corp.(b)		40	792

Specialty Retail — 0.0%
NMG Parent LLC		1,477	190,780

Total Common Stocks — 0.2% (Cost: $16,069,556)			1,249,380

	Par (000)

Corporate Bonds

Aerospace & Defense — 0.6%
Bombardier, Inc.(e)
7.50%, 12/01/24	USD	78	81,120
7.50%, 03/15/25		14	14,297
7.13%, 06/15/26		204	214,200
7.88%, 04/15/27		17	17,624
6.00%, 02/15/28		112	113,260
F-Brasile SpA/F-Brasile US LLC, Series XR, 7.38%, 08/15/26(e)		200	206,000
Rolls-Royce PLC, 5.75%, 10/15/27(e)		200	221,000
Spirit AeroSystems, Inc., 5.50%, 01/15/25(e)		58	61,335
TransDigm, Inc.
8.00%, 12/15/25(e)		656	699,460
6.25%, 03/15/26(e)		1,073	1,118,602

Security	Par (000)		Value

Aerospace & Defense (continued)
TransDigm, Inc. (continued)
6.38%, 06/15/26	USD	29	$29,918
7.50%, 03/15/27		33	34,568
4.63%, 01/15/29		85	84,852
4.88%, 05/01/29		96	96,179
Triumph Group, Inc., 8.88%, 06/01/24(e)		245	269,500

			3,261,915

Airlines — 0.7%
Air Canada, 3.88%, 08/15/26(e)		134	135,213
Air France-KLM, 3.88%, 07/01/26(a)	EUR	100	114,985
Allegiant Travel Co., 8.50%, 02/05/24(e)	USD	1,065	1,153,190
American Airlines, Inc., 11.75%, 07/15/25(e)		279	345,262
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(e)
5.50%, 04/20/26		158	165,793
5.75%, 04/20/29		302	325,484
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(e)		265	295,475
Deutsche Lufthansa AG, 3.75%, 02/11/28(a)	EUR	100	121,634
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26(e)	USD	101	105,671
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27(e)		274	297,953
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25(e)		13	14,972
United Airlines Pass-Through Trust
Series 2020-1, Class A, 5.88%, 10/15/27		263	294,759
Series 2020-1, Class B, 4.88%, 07/15/27		19	19,786
United Airlines, Inc.(e)
4.38%, 04/15/26		146	149,832
4.63%, 04/15/29		133	137,449

			3,677,458

Auto Components — 0.4%
Clarios Global LP, 6.75%, 05/15/25(e)		721	760,655
Clarios Global LP/Clarios US Finance Co.
4.38%, 05/15/26(a)	EUR	100	119,746
6.25%, 05/15/26(e)	USD	110	115,571
8.50%, 05/15/27(e)		611	649,951
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28(e)		25	26,173
Dornoch Debt Merger Sub, Inc., 6.63%, 10/15/29(e)(f)		36	36,000
Goodyear Tire & Rubber Co.
9.50%, 05/31/25		65	71,337
5.00%, 07/15/29(e)		42	44,572
5.25%, 07/15/31(e)		103	109,695
5.63%, 04/30/33		102	111,180
Meritor, Inc., 4.50%, 12/15/28(e)		24	24,060
Tenneco, Inc., 7.88%, 01/15/29(e)		18	20,093
Titan International, Inc., 7.00%, 04/30/28(e)		18	18,968
Venture Holdings Co. LLC, 12.00%, 07/01/49(b)(c)(g)		5,150	1

			2,108,002

Automobiles — 0.4%
Allison Transmission, Inc.(e)
5.88%, 06/01/29		113	122,950
3.75%, 01/30/31		115	111,837
Asbury Automotive Group, Inc.
4.50%, 03/01/28		35	35,919

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Automobiles (continued)
Asbury Automotive Group, Inc. (continued)
4.75%, 03/01/30	USD	73	$76,194
Carvana Co.(e)
5.50%, 04/15/27		92	93,904
4.88%, 09/01/29		72	71,301
Constellation Automotive Financing PLC, 4.88%, 07/15/27(a)	GBP	100	133,676
Ford Motor Co.
4.35%, 12/08/26	USD	9	9,585
4.75%, 01/15/43		176	184,471
5.29%, 12/08/46		78	86,872
Ford Motor Credit Co. LLC
3.81%, 01/09/24		200	206,500
4.69%, 06/09/25		200	214,000
5.13%, 06/16/25		200	217,250
4.00%, 11/13/30		200	208,000
Group 1 Automotive, Inc., 4.00%, 08/15/28(e)		15	15,263
Ken Garff Automotive LLC, 4.88%, 09/15/28(e)		39	40,073
LCM Investments Holdings II LLC, 4.88%, 05/01/29(e)		93	95,425
Lithia Motors, Inc., 3.88%, 06/01/29(e)		42	43,594
MajorDrive Holdings IV LLC, 6.38%, 06/01/29(e)		33	31,893
Penske Automotive Group, Inc.
3.50%, 09/01/25		62	63,782
3.75%, 06/15/29		22	22,124
Wabash National Corp., 4.50%, 10/15/28(e)(f)		70	69,912

			2,154,525

Banks — 0.1%
American Finance Trust, Inc./American Finance Operating Partner LP, 4.50%, 09/30/28(e)(f)		21	21,000
Banca Monte dei Paschi di Siena SpA, 2.63%, 04/28/25(a)	EUR	100	118,438
Banco Espirito Santo SA(b)(g)
4.75%, 01/15/22(h)		200	33,592
4.00%, 01/21/22		100	16,796
2.63%, 05/08/49(a)		100	16,796
Wells Fargo & Co., (5 year CMT + 3.45%), 3.90%(h)(i)	USD	115	118,594

			325,216

Beverages — 0.4%
ARD Finance SA, (6.50% Cash or 7.25% PIK), 6.50%, 06/30/27(e)(j)		441	468,496
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 09/01/29(e)		285	288,206
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 08/15/27(e)		208	211,745
Ball Corp., 3.13%, 09/15/31		131	129,373
Triton Water Holdings, Inc., 6.25%, 04/01/29(e)		362	367,883
Trivium Packaging Finance BV, 8.50%, 08/15/27(e)		814	874,032

			2,339,735

Biotechnology — 0.0%
Cidron Aida Finco Sarl, 5.00%, 04/01/28(a)	EUR	100	116,688
Emergent BioSolutions, Inc., 3.88%, 08/15/28(e)	USD	25	24,313
HCRX Investments Holdco LP, 4.50%, 08/01/29(e)		42	42,210

			183,211

Building Materials — 0.2%
APi Group DE, Inc., 4.13%, 07/15/29(e)		42	41,154

Security		Par (000)	Value

Building Materials (continued)
Cornerstone Building Brands, Inc., 6.13%, 01/15/29(e)	USD	104	$110,549
CP Atlas Buyer, Inc., 7.00%, 12/01/28(e)		89	89,222
Forterra Finance LLC/FRTA Finance Corp., 6.50%, 07/15/25(e)		42	44,940
Griffon Corp., 5.75%, 03/01/28		16	16,800
Jeld-Wen, Inc.(e)
4.63%, 12/15/25		32	32,491
4.88%, 12/15/27		10	10,420
Masonite International Corp.(e)
3.50%, 02/15/30		69	68,482
Class C, 5.38%, 02/01/28		45	47,385
New Enterprise Stone & Lime Co., Inc., 9.75%, 07/15/28(e)(f)		38	41,325
Patrick Industries, Inc., 4.75%, 05/01/29(e)		20	20,400
SRM Escrow Issuer LLC, 6.00%, 11/01/28(e)		200	211,750
Standard Industries, Inc.(e)
5.00%, 02/15/27		34	35,063
4.38%, 07/15/30		85	86,700
3.38%, 01/15/31		101	96,122
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29(e)		168	176,400
Victors Merger Corp., 6.38%, 05/15/29(e)		51	48,833

			1,178,036

Building Products(e) — 0.2%
BCPE Ulysses Intermediate, Inc., (7.75% Cash or 8.50% PIK), 7.75%, 04/01/27(j)		18	17,865
Beacon Roofing Supply, Inc., 4.13%, 05/15/29		32	31,800
Foundation Building Materials, Inc., 6.00%, 03/01/29		61	59,780
GYP Holdings III Corp., 4.63%, 05/01/29		76	76,855
LBM Acquisition LLC, 6.25%, 01/15/29		154	153,923
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29(f)		36	36,000
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26		93	97,650
SRS Distribution, Inc.
4.63%, 07/01/28		139	141,808
6.13%, 07/01/29		111	114,330
White Cap Buyer LLC, 6.88%, 10/15/28		207	218,385
White Cap Parent LLC, (8.25% PIK), 8.25%, 03/15/26(j)		67	69,177

			1,017,573

Capital Markets — 0.3%
Aretec Escrow Issuer, Inc., 7.50%, 04/01/29(e)		36	37,080
Charles Schwab Corp., Series H, (10 year CMT + 3.08%), 4.00%(h)(i)		265	273,347
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(e)		68	71,145
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.75%, 09/15/24		101	105,040
5.25%, 05/15/27		221	229,287
4.38%, 02/01/29		87	86,891
NFP Corp.(e)
4.88%, 08/15/28(f)		138	140,346
6.88%, 08/15/28		374	381,873
Owl Rock Technology Finance Corp., 3.75%, 06/17/26(e)		40	42,228
RP Escrow Issuer LLC, 5.25%, 12/15/25(e)		50	51,438

			1,418,675

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Chemicals — 0.4%
Ashland LLC, 3.38%, 09/01/31(e)	USD	112	$112,980
Axalta Coating Systems LLC, 3.38%, 02/15/29(e)		150	145,875
Chemours Co., 5.75%, 11/15/28(e)		38	39,794
Diamond (BC) BV, 4.63%, 10/01/29(e)		85	86,275
Element Solutions, Inc., 3.88%, 09/01/28(e)		402	406,020
GCP Applied Technologies, Inc., 5.50%, 04/15/26(e)		134	137,015
HB Fuller Co., 4.25%, 10/15/28		31	31,543
Herens Holdco Sarl, 4.75%, 05/15/28(e)		200	201,000
Herens Midco Sarl, 5.25%, 05/15/29(a)	EUR	100	112,360
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28(e)	USD	181	199,552
Ingevity Corp., 3.88%, 11/01/28(e)		23	22,943
Minerals Technologies, Inc., 5.00%, 07/01/28(e)		55	57,062
SCIH Salt Holdings, Inc.(e)
4.88%, 05/01/28		82	82,410
6.63%, 05/01/29		57	54,720
Scotts Miracle-Gro Co.(e)
4.00%, 04/01/31		83	82,844
4.38%, 02/01/32		8	8,065
WESCO Distribution, Inc.(e)
7.13%, 06/15/25		49	52,289
7.25%, 06/15/28		146	161,695
WR Grace Holdings LLC, 5.63%, 08/15/29(e)		301	310,033

			2,304,475

Commercial Services & Supplies — 0.2%
AMN Healthcare, Inc., 4.00%, 04/15/29(e)		28	28,840
APX Group, Inc., 5.75%, 07/15/29(e)		86	84,886
ASGN, Inc., 4.63%, 05/15/28(e)		79	81,765
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.38%, 03/01/29(e)		33	34,878
EC Finance PLC, 3.00%, 10/15/26(a)(f)	EUR	100	116,484
Fortress Transportation & Infrastructure Investors LLC(e)
6.50%, 10/01/25	USD	24	24,705
9.75%, 08/01/27		17	19,252
5.50%, 05/01/28		98	98,659
Herc Holdings, Inc., 5.50%, 07/15/27(e)		106	111,218
Metis Merger Sub LLC, 6.50%, 05/15/29(e)		68	66,130
NESCO Holdings II, Inc., 5.50%, 04/15/29(e)		77	79,864
Prime Security Services Borrower LLC/Prime Finance, Inc.(e)
3.38%, 08/31/27		2	1,919
6.25%, 01/15/28		110	113,716
Team Health Holdings, Inc., 6.38%, 02/01/25(e)		103	99,537
United Rentals North America, Inc., 5.25%, 01/15/30		2	2,190

			964,043

Communications Equipment(e) — 0.2%
Avaya, Inc., 6.13%, 09/15/28		245	257,610
CommScope Technologies LLC, 6.00%, 06/15/25		94	95,175
CommScope, Inc.
6.00%, 03/01/26		24	24,920
8.25%, 03/01/27		12	12,561
7.13%, 07/01/28		110	112,252
4.75%, 09/01/29		161	160,799

Security		Par (000)	Value

Communications Equipment (continued)
ViaSat, Inc.
5.63%, 04/15/27	USD	38	$39,615
6.50%, 07/15/28		150	157,983
Viavi Solutions, Inc., 3.75%, 10/01/29		93	93,204

			954,119

Construction Materials(e) — 0.1%
American Builders & Contractors Supply Co., Inc.
4.00%, 01/15/28		125	127,656
3.88%, 11/15/29		14	13,961
BCPE Empire Holdings, Inc., 7.63%, 05/01/27		35	34,825
H&E Equipment Services, Inc., 3.88%, 12/15/28		20	19,922
IAA, Inc., 5.50%, 06/15/27		159	166,155
New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/28(f)		26	26,292
Picasso Finance Sub, Inc., 6.13%, 06/15/25		82	86,706
Williams Scotsman International, Inc., 4.63%, 08/15/28		77	80,212
Winnebago Industries, Inc., 6.25%, 07/15/28		45	48,375
Wolverine Escrow LLC, 9.00%, 11/15/26		136	125,630

			729,734

Consumer Discretionary(e) — 0.4%
Carnival Corp.
10.50%, 02/01/26		224	259,885
5.75%, 03/01/27		230	237,762
9.88%, 08/01/27		92	106,178
4.00%, 08/01/28		317	320,170
CoreLogic, Inc., 4.50%, 05/01/28		113	112,294
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc., 5.00%, 02/01/26		52	53,300
Life Time, Inc.
5.75%, 01/15/26		80	82,800
8.00%, 04/15/26		57	60,420
NCL Corp. Ltd.
10.25%, 02/01/26		37	42,458
5.88%, 03/15/26		88	90,200
NCL Finance Ltd., 6.13%, 03/15/28		85	88,187
Nielsen Finance LLC/Nielsen Finance Co.
5.63%, 10/01/28		60	62,250
5.88%, 10/01/30		70	73,701
4.75%, 07/15/31		19	18,482
Royal Caribbean Cruises Ltd.
10.88%, 06/01/23		45	50,400
9.13%, 06/15/23		54	58,688
11.50%, 06/01/25		57	65,037
5.50%, 08/31/26		25	25,699
5.50%, 04/01/28		138	141,148
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29		59	59,000
WASH Multifamily Acquisition, Inc., 5.75%, 04/15/26		33	34,459

			2,042,518

Consumer Finance — 0.5%
American Express Co., (5 year CMT + 2.85%), 3.55%(h)(i)		235	239,430
HealthEquity, Inc., 4.50%, 10/01/29(e)(f)		91	92,365
MoneyGram International, Inc., 5.38%, 08/01/26(e)		34	34,510

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Consumer Finance (continued)
MPH Acquisition Holdings LLC, 5.50%, 09/01/28(e)	USD	104	$103,714
Navient Corp.
7.25%, 09/25/23		5	5,453
6.13%, 03/25/24		96	102,792
5.88%, 10/25/24		77	82,197
5.00%, 03/15/27		2	2,060
OneMain Finance Corp.
8.88%, 06/01/25		27	29,295
3.50%, 01/15/27		97	97,044
6.63%, 01/15/28		8	9,200
5.38%, 11/15/29		7	7,587
4.00%, 09/15/30		10	9,950
Sabre GLBL, Inc.(e)
9.25%, 04/15/25		287	331,712
7.38%, 09/01/25		81	86,330
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 4.63%, 11/01/26(e)		109	113,769
Square, Inc., 3.50%, 06/01/31(e)		198	203,094
Verscend Escrow Corp., 9.75%, 08/15/26(e)		851	896,741

			2,447,243

Containers & Packaging — 0.0%
International Paper Co., 7.30%, 11/15/39		5	7,692
Intertape Polymer Group, Inc., 4.38%, 06/15/29(e)		43	43,714
LABL, Inc., 10.50%, 07/15/27(e)		39	42,023
Sealed Air Corp., 4.00%, 12/01/27(e)		23	24,493

			117,922

Diversified Consumer Services — 0.5%
Allied Universal Holdco LLC/Allied Universal Finance Corp.(e)
6.63%, 07/15/26		662	699,919
9.75%, 07/15/27		101	109,886
6.00%, 06/01/29		200	197,358
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.63%, 06/01/28		400	399,066
Ascend Learning LLC, 6.88%, 08/01/25		340	346,179
Brink’s Co., 5.50%, 07/15/25(e)		15	15,675
Clarivate Science Holdings Corp.(e)
3.88%, 07/01/28		126	126,000
4.88%, 07/01/29		163	163,318
Garda World Security Corp.(e)
4.63%, 02/15/27		29	29,000
9.50%, 11/01/27		45	48,706
Rekeep SpA, 7.25%, 02/01/26(a)	EUR	100	124,872
Service Corp. International, 4.00%, 05/15/31	USD	211	218,121
Sotheby’s, 7.38%, 10/15/27(e)		200	211,500

			2,689,600

Diversified Financial Services — 0.3%
Acuris Finance US, Inc./Acuris Finance SARL, 5.00%, 05/01/28(e)		200	199,000
Arrow Global Finance PLC, 5.13%, 09/15/24(a)	GBP	100	134,740
Central Garden & Pet Co.
4.13%, 10/15/30	USD	59	60,327
4.13%, 04/30/31(e)		62	62,963
Citigroup, Inc., Series W, (5 year CMT + 3.60%), 4.00%(h)(i)		50	51,810
Coinbase Global, Inc.(e)
3.38%, 10/01/28		97	93,200
3.63%, 10/01/31		93	88,408

Security		Par (000)	Value

Diversified Financial Services (continued)
Garfunkelux Holdco 3 SA, 7.75%, 11/01/25(a)	GBP	100	$140,747
Global Aircraft Leasing Co. Ltd., (6.50% Cash or 7.25% PIK), 6.50%, 09/15/24(e)(j)	USD	25	24,264
Intrum AB, 4.88%, 08/15/25(a)	EUR	100	121,275
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28(e)	USD	200	202,750
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 06/15/29(e)		44	43,690
Spectrum Brands, Inc.(e)
5.00%, 10/01/29		18	19,350
5.50%, 07/15/30		50	55,375
3.88%, 03/15/31		21	21,218
UBS Group AG, (5 year CMT + 3.31%), 4.38%(e)(h)(i)		345	348,519

			1,667,636

Diversified Telecommunication Services — 0.7%
Cincinnati Bell, Inc.(e)
7.00%, 07/15/24		26	26,461
8.00%, 10/15/25		20	20,844
Consolidated Communications, Inc., 6.50%, 10/01/28(e)		160	173,800
Intelsat Jackson Holdings SA, 8.00%, 02/15/24(e)		155	159,069
Level 3 Financing, Inc.(e)
4.25%, 07/01/28		122	122,943
3.75%, 07/15/29		56	54,123
Lumen Technologies, Inc.
5.13%, 12/15/26(e)		485	503,187
4.50%, 01/15/29(e)		157	152,130
5.38%, 06/15/29(e)		153	156,115
Series P, 7.60%, 09/15/39		63	70,560
Series U, 7.65%, 03/15/42		55	61,600
Oi SA, (10.00% Cash or 8.00% Cash + 4.00% PIK), 10.00%, 07/27/25(j)		7	6,554
Sprint Capital Corp.
6.88%, 11/15/28		307	392,960
8.75%, 03/15/32		389	581,111
Switch Ltd.(e)
3.75%, 09/15/28		110	111,650
4.13%, 06/15/29		128	131,360
Telecom Italia Capital SA
6.38%, 11/15/33		58	67,495
6.00%, 09/30/34		134	150,415
7.20%, 07/18/36		14	17,150
7.72%, 06/04/38		23	29,440
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 01/15/30(e)(f)		45	44,606
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 4.75%, 04/15/28(e)		111	113,359
Zayo Group Holdings, Inc.(e)
4.00%, 03/01/27		421	418,992
6.13%, 03/01/28		472	478,504

			4,044,428

Electric Utilities — 0.2%
Edison International, (5 year CMT + 4.70%), 5.38%(h)(i)		100	103,405
FirstEnergy Corp.
2.65%, 03/01/30		53	52,735
Series B, 4.40%, 07/15/27		42	46,082
Series B, 2.25%, 09/01/30		6	5,790
Series C, 7.38%, 11/15/31		14	19,125

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Electric Utilities (continued)
FirstEnergy Corp. (continued)
Series C, 5.35%, 07/15/47	USD	163	$198,758
Series C, 3.40%, 03/01/50		176	169,199
FirstEnergy Transmission LLC(e)
5.45%, 07/15/44		120	152,945
4.55%, 04/01/49		51	59,690
PG&E Corp., 5.25%, 07/01/30		62	63,473
Pike Corp., 5.50%, 09/01/28(e)		130	132,476
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 11.50%, 11/10/21(c)		2,375	—

			1,003,678

Electrical Equipment — 0.1%
Gates Global LLC/Gates Corp., 6.25%, 01/15/26(e)		291	301,912
GrafTech Finance, Inc., 4.63%, 12/15/28(e)		66	67,732
NM Holdings Co. LLC, Series B, 9.50%, 07/01/05(b)(c)(g)		5,125	1

			369,645

Electronic Equipment, Instruments & Components — 0.1%
BWX Technologies, Inc.(e)
4.13%, 06/30/28		81	83,126
4.13%, 04/15/29		56	57,330
CDW LLC/CDW Finance Corp., 3.25%, 02/15/29		98	100,450
Energizer Holdings, Inc.(e)
4.75%, 06/15/28		34	34,586
4.38%, 03/31/29		6	5,955
Imola Merger Corp., 4.75%, 05/15/29(e)		196	202,766
Xerox Corp., 4.80%, 03/01/35		181	181,036

			665,249

Energy Equipment & Services — 0.2%
Archrock Partners LP/Archrock Partners Finance Corp.(e)
6.88%, 04/01/27		106	111,300
6.25%, 04/01/28		166	171,681
Pioneer Energy Services Corp.(c)(e)(j)
(11.00% Cash or 11.00% PIK), 11.00%, 05/15/25		317	351,449
(5.00% PIK), 5.00%, 11/15/25		237	276,686
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26		58	60,390
6.88%, 09/01/27		291	308,052
Vallourec SA, 8.50%, 06/30/26(a)	EUR	8	9,486

			1,289,044

Entertainment — 0.0%
SWF Escrow Issuer Corp., 6.50%, 10/01/29(e)(f)	USD	72	70,150

Environmental, Maintenance, & Security Service — 0.1%
Covanta Holding Corp., 5.00%, 09/01/30		43	43,430
GFL Environmental, Inc.(e)
3.75%, 08/01/25		85	87,444
5.13%, 12/15/26		73	76,658
4.00%, 08/01/28		142	140,935
3.50%, 09/01/28		65	65,406
4.75%, 06/15/29		105	107,887
4.38%, 08/15/29		44	44,440
Stericycle, Inc., 3.88%, 01/15/29(e)		52	52,318

Security		Par (000)	Value

Environmental, Maintenance, & Security Service (continued)
Tervita Corp., 11.00%, 12/01/25(e)(k)	USD	27	$30,551
Waste Pro USA, Inc., 5.50%, 02/15/26(e)		71	71,710

			720,779

Equity Real Estate Investment Trusts (REITs) — 0.4%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 4.50%, 04/01/27(e)		57	56,430
CTR Partnership LP/CareTrust Capital Corp., 3.88%, 06/30/28(e)		52	53,950
Diversified Healthcare Trust, 9.75%, 06/15/25		53	57,969
Global Net Lease, Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(e)		46	45,675
HAT Holdings I LLC/HAT Holdings II LLC, 3.38%, 06/15/26(e)		62	62,930
Iron Mountain, Inc.(e)
5.25%, 07/15/30		91	96,572
5.63%, 07/15/32		66	70,785
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
4.63%, 06/15/25(e)		205	220,887
4.50%, 09/01/26		139	151,162
4.50%, 01/15/28		318	347,415
3.88%, 02/15/29(e)		101	107,565
MPT Operating Partnership LP/MPT Finance Corp.
4.63%, 08/01/29		296	317,608
3.50%, 03/15/31		222	226,440
RHP Hotel Properties LP/RHP Finance Corp.
4.75%, 10/15/27		311	321,876
4.50%, 02/15/29(e)		24	24,048
RLJ Lodging Trust LP(e)
3.75%, 07/01/26		43	43,215
4.00%, 09/15/29		31	30,952
Service Properties Trust
4.35%, 10/01/24		12	12,159
7.50%, 09/15/25		82	92,065
5.50%, 12/15/27		42	44,760

			2,384,463

Food & Staples Retailing — 0.4%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(e)
3.25%, 03/15/26		146	148,190
4.63%, 01/15/27		11	11,539
4.88%, 02/15/30		68	73,270
Kraft Heinz Foods Co.
4.25%, 03/01/31		204	230,626
5.00%, 07/15/35		24	29,514
6.88%, 01/26/39		164	242,119
4.63%, 10/01/39		88	102,562
6.50%, 02/09/40		35	49,700
5.20%, 07/15/45		101	126,507
4.38%, 06/01/46		227	258,285
4.88%, 10/01/49		170	206,906
5.50%, 06/01/50		372	490,806
Lamb Weston Holdings, Inc., 4.88%, 05/15/28(e)		18	19,787
Performance Food Group, Inc., 4.25%, 08/01/29(e)		108	108,270
Post Holdings, Inc.(e)
4.63%, 04/15/30		45	45,348
4.50%, 09/15/31		81	80,039

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Food & Staples Retailing (continued)
TreeHouse Foods, Inc., 4.00%, 09/01/28	USD	23	$22,509
United Natural Foods, Inc., 6.75%, 10/15/28(e)		28	30,310
US Foods, Inc., 4.75%, 02/15/29(e)		118	121,098

			2,397,385

Food Products(e) — 0.2%
Aramark Services, Inc.
6.38%, 05/01/25		99	104,074
5.00%, 02/01/28		3	3,083
Chobani LLC/Chobani Finance Corp., Inc.
7.50%, 04/15/25		272	283,016
4.63%, 11/15/28		76	78,470
JBS USA LUX SA/JBS USA Finance, Inc., 6.75%, 02/15/28		90	97,358
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
6.50%, 04/15/29		138	154,215
3.75%, 12/01/31		113	117,580
Pilgrim’s Pride Corp., 3.50%, 03/01/32		165	167,784
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/29		113	113,847

			1,119,427

Gas Utilities — 0.0%
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(e)		42	43,575

Health Care Equipment & Supplies(e) — 0.1%
Avantor Funding, Inc., 4.63%, 07/15/28		318	334,695
Hologic, Inc., 3.25%, 02/15/29		28	28,013
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA
7.38%, 06/01/25		171	180,405
7.25%, 02/01/28		134	143,397

			686,510

Health Care Providers & Services — 1.0%
Acadia Healthcare Co., Inc.(e)
5.50%, 07/01/28		66	69,379
5.00%, 04/15/29		44	45,815
AdaptHealth LLC(e)
6.13%, 08/01/28		49	52,063
4.63%, 08/01/29		55	54,959
5.13%, 03/01/30		33	33,017
AHP Health Partners, Inc., 5.75%, 07/15/29(e)		90	90,900
Akumin Escrow, Inc., 7.50%, 08/01/28(e)		19	18,383
Cano Health LLC, 6.25%, 10/01/28(e)		29	29,290
Centene Corp.
4.25%, 12/15/27		59	61,752
2.45%, 07/15/28		198	198,990
4.63%, 12/15/29		141	153,662
3.00%, 10/15/30		367	376,175
2.50%, 03/01/31		400	394,500
2.63%, 08/01/31		135	134,087
CHS/Community Health Systems, Inc.(e)
6.63%, 02/15/25		379	396,529
8.00%, 03/15/26		419	444,339
5.63%, 03/15/27		173	181,153
6.00%, 01/15/29		136	144,160
6.88%, 04/15/29		34	34,080
6.13%, 04/01/30		91	88,427

Security		Par (000)	Value

Health Care Providers & Services (continued)
DaVita, Inc., 4.63%, 06/01/30(e)	USD	3	$3,086
Encompass Health Corp.
4.50%, 02/01/28		16	16,520
4.75%, 02/01/30		123	129,365
4.63%, 04/01/31		66	69,369
HCA, Inc., 3.50%, 09/01/30		382	404,687
Legacy LifePoint Health LLC(e)
6.75%, 04/15/25		116	121,899
4.38%, 02/15/27		44	43,890
LifePoint Health, Inc., 5.38%, 01/15/29(e)		97	94,333
ModivCare Escrow Issuer, Inc., 5.00%, 10/01/29(e)		53	54,937
ModivCare, Inc., 5.88%, 11/15/25(e)		23	24,323
Molina Healthcare, Inc.(e)
4.38%, 06/15/28		22	22,888
3.88%, 11/15/30		96	100,320
Prime Healthcare Services, Inc., 7.25%, 11/01/25(e)		152	163,020
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/01/26(e)		17	17,956
Surgery Center Holdings, Inc.(e)
6.75%, 07/01/25		145	147,538
10.00%, 04/15/27		276	298,080
Teleflex, Inc., 4.25%, 06/01/28(e)		42	43,642
Tenet Healthcare Corp.(e)
7.50%, 04/01/25		41	43,511
4.88%, 01/01/26		209	216,298
5.13%, 11/01/27		343	357,577
4.63%, 06/15/28		26	26,940
6.13%, 10/01/28		123	129,208
4.25%, 06/01/29		95	96,425

			5,627,472

Health Care Technology(e) — 0.2%
Catalent Pharma Solutions, Inc.
5.00%, 07/15/27		41	42,589
3.13%, 02/15/29		58	56,953
3.50%, 04/01/30		148	148,000
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.75%, 03/01/25		229	230,717
Charles River Laboratories International, Inc.
4.25%, 05/01/28		46	47,741
3.75%, 03/15/29		11	11,234
4.00%, 03/15/31		31	32,480
MEDNAX, Inc., 6.25%, 01/15/27		32	33,640
Syneos Health, Inc., 3.63%, 01/15/29		147	146,588
US Acute Care Solutions LLC, 6.38%, 03/01/26		37	39,035

			788,977

Healthcare — 0.0%
Akumin, Inc., 7.00%, 11/01/25(e)		35	33,950

Hotels, Restaurants & Leisure — 0.9%
1011778 BC ULC/New Red Finance, Inc.(e)
3.88%, 01/15/28		60	60,591
4.38%, 01/15/28		218	221,316
Affinity Gaming, 6.88%, 12/15/27(e)		49	51,535
Boyd Gaming Corp.
8.63%, 06/01/25(e)		79	85,616
4.75%, 12/01/27		58	59,780
4.75%, 06/15/31(e)		121	124,781
Boyne USA, Inc., 4.75%, 05/15/29(e)		78	80,535

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Caesars Entertainment, Inc.(e)
6.25%, 07/01/25	USD	481	$506,376
8.13%, 07/01/27		340	382,236
4.63%, 10/15/29		124	125,550
Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 07/01/25(e)		154	162,351
Carrols Restaurant Group, Inc., 5.88%, 07/01/29(e)		20	18,825
CCM Merger, Inc., 6.38%, 05/01/26(e)		53	55,783
Cedar Fair LP/Canada’s Wonderland Co. /Magnum Management Corp./Millennium Op, 6.50%, 10/01/28		19	20,384
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.50%, 05/01/25(e)		388	403,035
Churchill Downs, Inc., 4.75%, 01/15/28(e)		80	83,700
Everi Holdings, Inc., 5.00%, 07/15/29(e)		17	17,420
Full House Resorts, Inc., 8.25%, 02/15/28(e)		20	21,500
Golden Nugget, Inc., 6.75%, 10/15/24(e)		455	455,591
Hilton Domestic Operating Co., Inc.
5.75%, 05/01/28(e)		108	116,316
4.88%, 01/15/30		166	178,078
4.00%, 05/01/31(e)		73	74,095
MGM Resorts International, 5.75%, 06/15/25		73	79,570
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(e)		83	84,556
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance, Inc., 8.50%, 11/15/27(e)		79	84,826
Penn National Gaming, Inc., 4.13%, 07/01/29(e)		30	29,652
Powdr Corp., 6.00%, 08/01/25(e)(k)		67	70,350
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(e)
5.63%, 09/01/29		37	37,370
5.88%, 09/01/31		37	37,381
Raptor Acquisition Corp./Raptor Co-Issuer LLC, 4.88%, 11/01/26(e)		57	58,211
Scientific Games International, Inc.(e)
8.63%, 07/01/25		65	70,391
8.25%, 03/15/26		301	319,436
Six Flags Theme Parks, Inc., 7.00%, 07/01/25(e)		275	292,875
Travel + Leisure Co., 6.63%, 07/31/26(e)		43	48,967
Vail Resorts, Inc., 6.25%, 05/15/25(e)		89	94,118
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/28(e)		44	45,933
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29(e)		202	203,515
Yum! Brands, Inc.
4.75%, 01/15/30(e)		24	26,012
5.35%, 11/01/43		14	15,400

			4,903,957

Household Durables — 0.2%
Ashton Woods USA LLC/Ashton Woods Finance Co.(e)
4.63%, 08/01/29		32	32,311
4.63%, 04/01/30		32	32,180
Brookfield Residential Properties, Inc./Brookfield Residential US LLC(e)
5.00%, 06/15/29		67	68,511
4.88%, 02/15/30		260	265,200

Security		Par (000)	Value

Household Durables (continued)
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25(e)	USD	104	$110,029
Forestar Group, Inc., 3.85%, 05/15/26(e)		33	32,959
K Hovnanian Enterprises, Inc., 10.00%, 11/15/25(e)		20	21,300
KB Home, 4.00%, 06/15/31		31	31,814
Mattamy Group Corp., 4.63%, 03/01/30(e)		72	73,574
NCR Corp.(e)
5.75%, 09/01/27		20	21,092
5.00%, 10/01/28		57	58,243
5.13%, 04/15/29		33	34,031
6.13%, 09/01/29		78	84,630
5.25%, 10/01/30		36	37,747
New Home Co., Inc., 7.25%, 10/15/25(e)		22	23,150
Newell Brands, Inc., 6.00%, 04/01/46		35	45,238
Taylor Morrison Communities, Inc., 5.13%, 08/01/30(e)		20	21,525
Tempur Sealy International, Inc.(e)
4.00%, 04/15/29		87	89,610
3.88%, 10/15/31		88	88,110
Tri Pointe Homes, Inc., 5.70%, 06/15/28		18	19,575

			1,190,829

Independent Power and Renewable Electricity Producers(e) — 0.2%
Calpine Corp.
5.25%, 06/01/26		57	58,638
5.13%, 03/15/28		458	463,832
4.63%, 02/01/29		33	32,505
5.00%, 02/01/31		45	45,000
3.75%, 03/01/31		4	3,850
Clearway Energy Operating LLC
4.75%, 03/15/28		20	21,172
3.75%, 01/15/32(f)		82	81,897
NRG Energy, Inc.
3.63%, 02/15/31		96	94,296
3.88%, 02/15/32		113	111,729
TerraForm Power Operating LLC, 4.75%, 01/15/30		74	77,423

			990,342

Insurance(e) — 0.4%
Acrisure LLC/Acrisure Finance, Inc., 6.00%, 08/01/29		74	73,061
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27		371	374,710
6.75%, 10/15/27		731	756,585
AmWINS Group, Inc., 4.88%, 06/30/29		85	86,195
AssuredPartners, Inc., 5.63%, 01/15/29		86	86,533
BroadStreet Partners, Inc., 5.88%, 04/15/29		61	60,771
GTCR AP Finance, Inc., 8.00%, 05/15/27		6	6,330
HUB International Ltd., 7.00%, 05/01/26		416	430,040

			1,874,225

Interactive Media & Services — 0.1%
Arches Buyer, Inc., 4.25%, 06/01/28(e)		36	36,500
Netflix, Inc.
4.88%, 04/15/28		112	129,080
5.88%, 11/15/28		14	17,156
6.38%, 05/15/29		11	13,915
5.38%, 11/15/29(e)		11	13,324
4.88%, 06/15/30(e)		115	135,412
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.(e)
4.75%, 04/30/27(f)		74	74,000

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Interactive Media & Services (continued)
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.(e) (continued)
6.00%, 02/15/28	USD	80	$79,574
10.75%, 06/01/28		30	33,750
Twitter, Inc., 3.88%, 12/15/27(e)		97	103,548

			636,259

Internet Software & Services(e) — 0.3%
ANGI Group LLC, 3.88%, 08/15/28		106	105,470
Endure Digital, Inc., 6.00%, 02/15/29		45	42,750
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.50%, 03/01/29		40	39,650
Match Group Holdings II LLC
4.63%, 06/01/28		43	44,955
4.13%, 08/01/30		68	70,805
3.63%, 10/01/31(f)		35	34,585
Uber Technologies, Inc.
7.50%, 05/15/25		271	288,886
8.00%, 11/01/26		92	97,233
7.50%, 09/15/27		188	205,272
6.25%, 01/15/28		314	336,762
4.50%, 08/15/29		149	150,024

			1,416,392

IT Services — 0.6%
Ahead DB Holdings LLC, 6.63%, 05/01/28(e)		35	35,263
Austin BidCo, Inc., 7.13%, 12/15/28(e)		23	23,173
Booz Allen Hamilton, Inc.(e)
3.88%, 09/01/28		101	103,537
4.00%, 07/01/29		132	135,300
Camelot Finance SA, 4.50%, 11/01/26(e)		53	55,054
Dun & Bradstreet Corp.(e)
6.88%, 08/15/26		102	106,972
10.25%, 02/15/27		232	249,400
Fiserv, Inc., 2.25%, 06/01/27		1,385	1,428,556
Gartner, Inc.(e)
4.50%, 07/01/28		83	87,150
3.63%, 06/15/29		82	82,623
3.75%, 10/01/30		66	67,927
KBR, Inc., 4.75%, 09/30/28(e)		61	61,762
Rackspace Technology Global, Inc., 5.38%, 12/01/28(e)		87	85,477
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 5.75%, 06/01/25(e)		190	199,500
Twilio, Inc., 3.88%, 03/15/31		112	114,667
Unisys Corp., 6.88%, 11/01/27(e)		13	14,203
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(e)		149	148,255

			2,998,819

Leisure Products — 0.0%
Mattel, Inc.
5.88%, 12/15/27(e)		34	36,847
3.75%, 04/01/29(e)		33	34,403
6.20%, 10/01/40		38	48,830
5.45%, 11/01/41		94	111,390

			231,470

Machinery — 0.4%
ATS Automation Tooling Systems, Inc., 4.13%, 12/15/28(e)		35	35,893
Clark Equipment Co., 5.88%, 06/01/25(e)		24	25,039

Security		Par (000)	Value

Machinery (continued)
Colfax Corp., 6.38%, 02/15/26(e)	USD	63	$66,257
Husky III Holding Ltd., (13.00% Cash or 13.75% PIK), 13.00%, 02/15/25(e)(j)		445	472,812
Madison IAQ LLC(e)
4.13%, 06/30/28		31	31,000
5.88%, 06/30/29		852	858,390
Mueller Water Products, Inc., 4.00%, 06/15/29(e)		34	35,197
Platin 1426 GmbH, 5.38%, 06/15/23(a)	EUR	100	116,704
RBS Global, Inc./Rexnord LLC, 4.88%, 12/15/25(e)	USD	5	5,122
Terex Corp., 5.00%, 05/15/29(e)		95	98,444
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26(e)		147	150,194
TK Elevator US Newco Inc., 5.25%, 07/15/27(e)		200	209,595

			2,104,647

Media — 2.3%
Adelphia Communications Corp., 10.50%, 12/31/49(c)		400	—
Advantage Sales & Marketing, Inc., 6.50%, 11/15/28(e)		34	35,436
Altice Financing SA(e)
5.00%, 01/15/28		204	196,702
5.75%, 08/15/29		251	243,126
Altice France Holding SA(e)
10.50%, 05/15/27		539	589,450
6.00%, 02/15/28		272	261,249
AMC Networks, Inc., 4.25%, 02/15/29		39	38,805
Cable One, Inc.(e)
1.13%, 03/15/28(l)		66	66,966
4.00%, 11/15/30		34	33,873
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%, 05/01/27(e)		48	49,983
5.00%, 02/01/28(e)		34	35,493
5.38%, 06/01/29(e)		117	126,360
4.50%, 08/15/30(e)		113	116,584
4.25%, 02/01/31(e)		263	267,563
4.50%, 05/01/32		231	237,930
4.50%, 06/01/33(e)		95	96,683
4.25%, 01/15/34(e)		302	299,169
Clear Channel International BV, 6.63%, 08/01/25(e)		200	208,250
Clear Channel Outdoor Holdings, Inc.(e)
7.75%, 04/15/28		176	185,240
7.50%, 06/01/29		242	251,680
Clear Channel Worldwide Holdings, Inc., 5.13%, 08/15/27(e)		659	681,940
Connect Finco Sarl/Connect US Finco LLC, 6.75%, 10/01/26(e)		738	772,132
CSC Holdings LLC
5.25%, 06/01/24		344	368,486
4.63%, 12/01/30(e)		223	211,398
3.38%, 02/15/31(e)		205	190,650
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.88%, 08/15/27(e)		141	147,169
DISH DBS Corp.
5.88%, 07/15/22		582	599,824
7.75%, 07/01/26		151	170,513
5.13%, 06/01/29		250	244,947
Frontier Communications Holdings LLC(e)
5.88%, 10/15/27		145	154,062
5.00%, 05/01/28		216	226,800
6.75%, 05/01/29		167	175,976

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media (continued)
GCI LLC, 4.75%, 10/15/28(e)	USD	29	$30,444
Hughes Satellite Systems Corp., 5.25%, 08/01/26		20	22,550
iHeartCommunications, Inc., 8.38%, 05/01/27		11	12,112
Lamar Media Corp., 4.00%, 02/15/30		57	58,682
LCPR Senior Secured Financing DAC(e)
6.75%, 10/15/27		200	212,000
5.13%, 07/15/29		200	205,990
Liberty Broadband Corp., 2.75%, 09/30/50(e)(l)		481	507,765
Ligado Networks LLC, (15.50% PIK), 15.50%, 11/01/23(e)(j)		185	179,296
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29(e)		45	46,520
Live Nation Entertainment, Inc.(e)
4.88%, 11/01/24		9	9,101
6.50%, 05/15/27		329	361,900
4.75%, 10/15/27		30	30,487
3.75%, 01/15/28		61	60,638
Midas OpCo Holdings LLC, 5.63%, 08/15/29(e)		32	33,112
News Corp., 3.88%, 05/15/29(e)		40	41,100
Outfront Media Capital LLC/Outfront Media Capital Corp.(e)
5.00%, 08/15/27		25	25,641
4.25%, 01/15/29		38	37,664
Radiate Holdco LLC/Radiate Finance, Inc.(e)
4.50%, 09/15/26		703	725,847
6.50%, 09/15/28		386	393,589
Scripps Escrow II, Inc., 3.88%, 01/15/29(e)		5	5,017
Sinclair Television Group, Inc., 4.13%, 12/01/30(e)		108	105,570
Sirius XM Radio, Inc.(e)
3.13%, 09/01/26		156	158,145
4.00%, 07/15/28		163	165,751
5.50%, 07/01/29		5	5,406
4.13%, 07/01/30		45	45,209
3.88%, 09/01/31		215	210,028
Telesat Canada/Telesat LLC, 4.88%, 06/01/27(e)		47	43,240
Terrier Media Buyer, Inc., 8.88%, 12/15/27(e)		104	109,968
Univision Communications, Inc.(e)
5.13%, 02/15/25		107	108,562
6.63%, 06/01/27		9	9,776
UPC Broadband Finco BV, 4.88%, 07/15/31(e)		200	204,772
Videotron Ltd., 3.63%, 06/15/29(e)		116	117,595
Virgin Media Secured Finance PLC, 4.50%, 08/15/30(e)		200	203,250
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28(e)		242	249,950
WMG Acquisition Corp., 3.88%, 07/15/30(e)		7	7,280
Ziggo Bond Co. BV, 5.13%, 02/28/30(e)		200	205,095
Ziggo BV, 5.50%, 01/15/27(e)		150	155,062

			12,388,553

Metals & Mining — 0.5%
Allegheny Technologies, Inc.
7.88%, 08/15/23		20	22,500
4.88%, 10/01/29		32	32,120
5.13%, 10/01/31		37	37,285
Arconic Corp.(e)
6.00%, 05/15/25		13	13,653
6.13%, 02/15/28		145	153,703
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(e)		324	350,325

Security		Par (000)	Value

Metals & Mining (continued)
Constellium SE, 3.75%, 04/15/29(e)	USD	500	$486,960
Freeport-McMoRan, Inc.
4.38%, 08/01/28		92	96,255
5.40%, 11/14/34		11	13,214
5.45%, 03/15/43		365	449,406
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.38%, 12/15/23(e)		96	97,872
Joseph T Ryerson & Son, Inc., 8.50%, 08/01/28(e)		38	42,132
Kaiser Aluminum Corp.(e)
4.63%, 03/01/28		75	77,437
4.50%, 06/01/31		41	42,025
New Gold, Inc., 7.50%, 07/15/27(e)		170	174,910
Novelis Corp.(e)
3.25%, 11/15/26		133	134,886
4.75%, 01/30/30		364	383,183
3.88%, 08/15/31		189	186,930
Roller Bearing Co. of America, Inc., 4.38%, 10/15/29(e)(f)		39	39,975
United States Steel Corp.
6.25%, 03/15/26		2	2,063
6.88%, 03/01/29		87	92,761

			2,929,595
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc., 5.50%, 11/01/23(e)		9	9,441

Multi-line Retail(e) — 0.0%
Bath & Body Works, Inc., 6.63%, 10/01/30		46	52,210
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26		126	133,717

			185,927

Offshore Drilling & Other Services — 0.0%
Entegris, Inc., 3.63%, 05/01/29(e)		31	31,624

Oil, Gas & Consumable Fuels — 2.6%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 02/15/26(e)		145	156,600
Antero Midstream Partners LP/Antero Midstream Finance Corp.(e)
7.88%, 05/15/26		130	142,149
5.75%, 03/01/27		66	68,181
5.75%, 01/15/28		15	15,544
5.38%, 06/15/29		66	67,980
Antero Resources Corp.(e)
7.63%, 02/01/29		79	88,322
5.38%, 03/01/30		25	26,329
Apache Corp.
4.25%, 01/15/30		62	66,806
5.10%, 09/01/40		121	135,518
5.25%, 02/01/42		18	19,755
5.35%, 07/01/49		23	25,546
Arcosa, Inc., 4.38%, 04/15/29(e)		120	121,500
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(e)
9.00%, 11/01/27		212	290,440
8.25%, 12/31/28		42	45,780
5.88%, 06/30/29		136	138,955
Brand Industrial Services, Inc., 8.50%, 07/15/25(e)		314	315,177
Buckeye Partners LP 5.85%, 11/15/43		16	16,014

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Buckeye Partners LP (continued)
5.60%, 10/15/44	USD	6	$5,835
Callon Petroleum Co.
6.13%, 10/01/24		33	32,430
9.00%, 04/01/25(e)		219	236,806
8.00%, 08/01/28(e)		179	176,762
Cellnex Telecom SA, Series CLNX, 0.75%, 11/20/31(a)	EUR	100	113,816
Cheniere Energy Partners LP
4.50%, 10/01/29	USD	133	141,396
4.00%, 03/01/31(e)		230	240,856
3.25%, 01/31/32(e)		156	156,515
Cheniere Energy, Inc., 4.63%, 10/15/28		525	553,219
Chesapeake Energy Corp., 5.88%, 02/01/29(e)		5	5,342
CITGO Petroleum Corp.(e)
7.00%, 06/15/25		90	92,025
6.38%, 06/15/26		74	75,480
CNX Midstream Partners LP, 4.75%, 04/15/30(e)		30	30,464
CNX Resources Corp., 6.00%, 01/15/29(e)		19	20,093
Colgate Energy Partners III LLC(e)
7.75%, 02/15/26		38	39,995
5.88%, 07/01/29		96	96,720
Comstock Resources, Inc.(e)
7.50%, 05/15/25		96	99,800
6.75%, 03/01/29		161	173,880
5.88%, 01/15/30		89	92,560
Continental Resources, Inc., 4.90%, 06/01/44		75	84,000
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(e)		435	445,201
DCP Midstream Operating LP(e)
6.45%, 11/03/36		250	310,645
6.75%, 09/15/37		21	27,090
DT Midstream, Inc.(e)
4.13%, 06/15/29		139	140,954
4.38%, 06/15/31		178	183,340
Dycom Industries, Inc., 4.50%, 04/15/29(e)		33	33,139
eG Global Finance PLC
6.75%, 02/07/25(e)		200	204,500
6.25%, 10/30/25(a)	EUR	142	168,022
Endeavor Energy Resources LP/EER Finance, Inc., 5.50%, 01/30/26(e)	USD	421	438,850
Energy Transfer LP, Series H, (5 year CMT + 5.69%), 6.50%(h)(i)		204	212,439
EnLink Midstream LLC, 5.63%, 01/15/28(e)		56	59,625
EnLink Midstream Partners LP
4.40%, 04/01/24		136	141,361
4.85%, 07/15/26		39	40,938
5.60%, 04/01/44		74	70,670
EQM Midstream Partners LP
6.00%, 07/01/25(e)		88	96,466
4.13%, 12/01/26		17	17,462
6.50%, 07/01/27(e)		117	131,596
4.50%, 01/15/29(e)		55	57,063
4.75%, 01/15/31(e)		236	245,445
EQT Corp.
3.13%, 05/15/26(e)		57	58,432
3.90%, 10/01/27		116	125,539
5.00%, 01/15/29		10	11,260
7.50%, 02/01/30		39	50,201

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
EQT Corp. (continued)
3.63%, 05/15/31(e)	USD	16	$16,672
Genesis Energy LP/Genesis Energy Finance Corp.,
8.00%, 01/15/27		68	68,850
Great Western Petroleum LLC/Great Western Finance Corp., 12.00%, 09/01/25(e)		6	6,092
Harvest Midstream I LP, 7.50%, 09/01/28(e)		20	21,303
Hess Midstream Operations LP, 4.25%, 02/15/30(e)		82	82,923
Independence Energy Finance LLC, 7.25%, 05/01/26(e)		157	161,664
ITT Holdings LLC, 6.50%, 08/01/29(e)		109	109,954
MasTec, Inc., 4.50%, 08/15/28(e)		66	68,888
Matador Resources Co., 5.88%, 09/15/26		204	210,875
Murphy Oil Corp., 5.75%, 08/15/25		55	56,772
Murphy Oil USA, Inc., 4.75%, 09/15/29		109	115,404
New Fortress Energy, Inc.(e)
6.75%, 09/15/25		489	470,662
6.50%, 09/30/26		367	350,944
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/26(e)		95	96,781
NGPL PipeCo LLC, 7.77%, 12/15/37(e)		186	266,560
Northern Oil and Gas, Inc., 8.13%, 03/01/28(e)		153	163,442
NuStar Logistics LP
5.75%, 10/01/25		41	44,178
6.00%, 06/01/26		124	133,920
6.38%, 10/01/30		2	2,200
Occidental Petroleum Corp.
6.95%, 07/01/24		19	21,470
5.50%, 12/01/25		33	36,548
5.55%, 03/15/26		12	13,320
3.00%, 02/15/27		2	1,998
8.88%, 07/15/30		2	2,717
6.13%, 01/01/31		77	92,437
4.30%, 08/15/39		174	171,613
6.20%, 03/15/40		291	342,711
4.50%, 07/15/44		98	98,471
4.63%, 06/15/45		173	176,892
6.60%, 03/15/46		7	8,785
4.40%, 04/15/46		114	113,698
4.10%, 02/15/47		22	20,920
4.20%, 03/15/48		69	66,068
4.40%, 08/15/49		35	34,344
Ovintiv Exploration, Inc., 5.38%, 01/01/26		11	12,437
Ovintiv, Inc.
7.38%, 11/01/31		23	31,198
6.50%, 08/15/34		15	20,230
PDC Energy, Inc.
6.13%, 09/15/24		136	138,040
6.25%, 12/01/25		29	29,435
Range Resources Corp.
4.88%, 05/15/25		39	41,176
9.25%, 02/01/26		19	20,711
Rockcliff Energy II LLC, 5.50%, 10/15/29(e)(f)		65	65,975
SM Energy Co.
10.00%, 01/15/25(e)		225	250,960
5.63%, 06/01/25		22	22,126
6.75%, 09/15/26		37	37,788
6.50%, 07/15/28		23	23,812

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Southwestern Energy Co.
8.38%, 09/15/28	USD	24	$27,186
5.38%, 02/01/29(e)		150	160,471
Sunoco LP/Sunoco Finance Corp., 5.88%, 03/15/28		151	159,305
Tap Rock Resources LLC, 7.00%, 10/01/26(e)		188	192,465
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.38%, 02/01/27		17	17,615
5.50%, 03/01/30		267	291,948
4.88%, 02/01/31		89	96,009
4.00%, 01/15/32(e)		6	6,201
Transocean, Inc., 11.50%, 01/30/27(e)		167	172,010
Venture Global Calcasieu Pass LLC(e)
3.88%, 08/15/29		250	257,512
4.13%, 08/15/31		222	231,435
Vine Energy Holdings LLC, 6.75%, 04/15/29(e)		188	202,923
Western Midstream Operating LP
4.75%, 08/15/28		95	103,577
5.45%, 04/01/44		217	249,255
5.30%, 03/01/48		51	58,778
5.50%, 08/15/48		13	15,210
6.50%, 02/01/50		131	154,158

			14,218,850

Personal Products — 0.0%
Edgewell Personal Care Co., 5.50%, 06/01/28(e)		29	30,628

Pharmaceuticals — 0.6%
Bausch Health Americas, Inc., 8.50%, 01/31/27(e)		101	107,585
Bausch Health Cos., Inc.(e)
9.00%, 12/15/25		255	269,146
7.00%, 01/15/28		130	133,211
4.88%, 06/01/28		93	96,371
5.00%, 02/15/29		154	143,413
6.25%, 02/15/29		144	142,491
5.25%, 02/15/31		29	26,669
Cheplapharm Arzneimittel GmbH, 4.38%, 01/15/28(a)	EUR	100	120,468
Elanco Animal Health, Inc., 5.90%, 08/28/28	USD	57	66,690
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
9.50%, 07/31/27(e)		218	218,484
Endo Luxembourg Finance Co. I Sarl/Endo US, Inc., 6.13%, 04/01/29(e)		154	154,000
Gruenenthal GmbH, 4.13%, 05/15/28(a)	EUR	100	121,363
Jaguar Holding Co. II/PPD Development LP(e)
4.63%, 06/15/25	USD	26	27,008
5.00%, 06/15/28		188	202,352
Nidda Healthcare Holding GmbH, 3.50%, 09/30/24(a)	EUR	200	230,048
Organon & Co./Organon Foreign Debt Co-Issuer BV(e)
4.13%, 04/30/28	USD	200	204,000
5.13%, 04/30/31		200	210,070
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25(e)		91	94,522
Par Pharmaceutical, Inc., 7.50%, 04/01/27(e)		254	258,762

Security		Par (000)	Value

Pharmaceuticals (continued)
PRA Health Sciences, Inc., 2.88%, 07/15/26(e)	USD	200	$202,000
Prestige Brands, Inc., 3.75%, 04/01/31(e)		70	67,550

			3,096,203

Professional Services(e)(f) — 0.1%
Mozart Debt Merger Sub, Inc.
3.88%, 04/01/29		152	152,000
5.25%, 10/01/29		329	329,000

			481,000

Real Estate Management & Development — 0.1%
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 05/15/28(e)		93	100,905
DIC Asset AG, 2.25%, 09/22/26(a)	EUR	100	113,860
Howard Hughes Corp.(e)
5.38%, 08/01/28	USD	8	8,430
4.13%, 02/01/29		51	51,064
4.38%, 02/01/31		78	78,461
Kennedy-Wilson, Inc., 4.75%, 02/01/30		44	44,671
Realogy Group LLC/Realogy Co-Issuer Corp.(e)
7.63%, 06/15/25		41	43,786
5.75%, 01/15/29		94	97,502
Unique Pub Finance Co. PLC, Series A4, 5.66%, 06/30/27(a)	GBP	43	64,270

			602,949

Road & Rail — 0.0%
Autostrade per l’Italia SpA, 2.00%, 01/15/30(a)	EUR	100	121,453
Seaspan Corp., 5.50%, 08/01/29(e)	USD	104	106,165

			227,618

Semiconductors & Semiconductor Equipment(e) — 0.1%
Atkore, Inc., 4.25%, 06/01/31		53	54,590
ON Semiconductor Corp., 3.88%, 09/01/28		106	109,445
Sensata Technologies BV, 4.00%, 04/15/29		57	58,023
Sensata Technologies, Inc.
4.38%, 02/15/30		164	176,458
3.75%, 02/15/31		49	49,335
Synaptics, Inc., 4.00%, 06/15/29		61	62,407

			510,258

Software — 0.4%
Black Knight InfoServ LLC, 3.63%, 09/01/28(e)		122	122,610
Boxer Parent Co., Inc.(e)
7.13%, 10/02/25		111	118,476
9.13%, 03/01/26		215	225,440
Crowdstrike Holdings, Inc., 3.00%, 02/15/29		88	87,705
Elastic NV, 4.13%, 07/15/29(e)		120	120,600
MicroStrategy, Inc., 6.13%, 06/15/28(e)		102	103,020
MSCI, Inc.(e)
3.63%, 09/01/30		50	51,687
3.88%, 02/15/31		20	20,975
3.63%, 11/01/31		41	42,664
3.25%, 08/15/33		58	58,665
Open Text Corp., 3.88%, 02/15/28(e)		5	5,100
Playtika Holding Corp., 4.25%, 03/15/29(e)		136	136,434
PTC, Inc., 4.00%, 02/15/28(e)		80	82,100
Rocket Software, Inc., 6.50%, 02/15/29(e)		132	130,680

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Software (continued)
SS&C Technologies, Inc., 5.50%, 09/30/27(e)	USD	228	$240,753
Veritas US, Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25(e)		501	521,040

			2,067,949

Specialty Retail(e) — 0.2%
Gap, Inc.
3.63%, 10/01/29		32	32,080
3.88%, 10/01/31		25	25,000
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 02/15/29		503	548,899
Staples, Inc.
7.50%, 04/15/26		130	131,849
10.75%, 04/15/27		61	59,399

			797,227

Textiles, Apparel & Luxury Goods(e) — 0.0%
Crocs, Inc.
4.25%, 03/15/29		50	51,454
4.13%, 08/15/31		63	63,472
Hanesbrands, Inc., 5.38%, 05/15/25		30	31,406
Levi Strauss & Co., 3.50%, 03/01/31		35	35,350
William Carter Co., 5.50%, 05/15/25		11	11,558
Wolverine World Wide, Inc., 4.00%, 08/15/29		33	33,330

			226,570

Thrifts & Mortgage Finance — 0.1%
Enact Holdings, Inc., 6.50%, 08/15/25(e)		132	144,114
Home Point Capital, Inc., 5.00%, 02/01/26(e)		68	61,643
MGIC Investment Corp., 5.25%, 08/15/28		47	50,151
Nationstar Mortgage Holdings, Inc.(e)
6.00%, 01/15/27		78	81,650
5.50%, 08/15/28		76	78,280
5.13%, 12/15/30		45	45,100
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.(e)(f)
2.88%, 10/15/26		60	58,632
4.00%, 10/15/33		61	60,543

			580,113

Utilities(e) — 0.1%
Consensus Cloud Solutions, Inc.(f)
6.00%, 10/15/26		23	23,633
6.50%, 10/15/28		20	20,755
Solaris Midstream Holdings LLC, 7.63%, 04/01/26		34	36,436
Vistra Operations Co. LLC
5.63%, 02/15/27		99	102,471
4.38%, 05/01/29		73	73,447

			256,742

Wireless Telecommunication Services — 0.6%
Altice France SA(e)
8.13%, 02/01/27		334	359,384
5.13%, 07/15/29		351	344,147
5.50%, 10/15/29(f)		200	197,976
GLP Capital LP/GLP Financing II, Inc., 4.00%, 01/15/31		39	42,065
Matterhorn Telecom SA, 4.00%, 11/15/27(a)	EUR	100	118,525
SBA Communications Corp., 3.88%, 02/15/27	USD	424	439,370
T-Mobile USA, Inc.
2.63%, 02/15/29		45	45,475
2.88%, 02/15/31		154	155,309

Security		Par (000)	Value

Wireless Telecommunication Services (continued)
T-Mobile USA, Inc. (continued)
3.50%, 04/15/31	USD	138	$145,540
3.50%, 04/15/31(e)		116	122,338
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, 02/15/29(e)		144	148,128
VICI Properties LP/VICI Note Co., Inc.(e)
4.25%, 12/01/26		392	409,377
4.63%, 12/01/29		321	345,075
4.13%, 08/15/30		24	25,440
Vmed O2 UK Financing I PLC, 4.75%, 07/15/31(e)		200	204,336

			3,102,485

Total Corporate Bonds — 20.4% (Cost: $116,173,020)			110,917,040

Floating Rate Loan Interests(h)

Aerospace & Defense — 4.5%
Atlas CC Acquisition Corp.
Term Loan B, (3 mo. LIBOR + 4.25%, 0.75% Floor), 5.00%, 05/25/28		5,608	5,623,453
Term Loan C, (3 mo. LIBOR + 4.25%, 0.75% Floor), 5.00%, 05/25/28		1,140	1,143,753
Bleriot US Bidco, Inc., 2021 Term Loan B, (3 mo. LIBOR + 4.00%), 4.13%, 10/31/26		818	818,145
Dynasty Acquisition Co., Inc.
2020 CAD Term Loan B2, (3 mo. LIBOR + 3.50%), 3.63%, 04/06/26		1,791	1,749,860
2020 Term Loan B1, (3 mo. LIBOR + 3.50%), 3.63%, 04/06/26		3,331	3,254,739
Nordam Group, Inc., Term Loan B, (1 mo. LIBOR + 5.50%), 5.63%, 04/09/26		772	720,077
Peraton Holding Corp.
2nd Lien Term Loan B1, (1 mo. LIBOR + 7.75%, 0.75% Floor), 8.50%, 02/01/29		2,002	2,039,537
Term Loan B, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 02/01/28		6,069	6,070,184
Spirit Aerosystems, Inc., 2020 Term Loan B, (1 mo. LIBOR + 5.25%, 0.75% Floor), 6.00%, 01/15/25		886	888,891
TransDigm, Inc., 2020 Term Loan F, (1 mo. LIBOR + 2.25%), 2.33%, 12/09/25		2,400	2,369,768

			24,678,407

Air Freight & Logistics — 0.4%
AIT Worldwide Logistics, Inc, 2021 Term Loan, (3 mo. LIBOR + 4.75%, 0.75% Floor), 5.50%, 03/31/28		423	424,059
Kestrel Bidco, Inc., Term Loan B, (6 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 12/11/26		1,558	1,518,850

			1,942,909

Airlines — 2.1%
AAdvantage Loyalty IP Ltd./American Airlines, Inc., 2021 Term Loan, (3 mo. LIBOR + 4.75%, 0.75% Floor), 5.50%, 04/20/28		1,131	1,168,855
Air Canada, 2021 Term Loan B, (3 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 08/11/28		1,802	1,808,402
American Airlines, Inc.
2017 1st Lien Term Loan, (1 mo. LIBOR + 1.75%), 1.84%, 01/29/27		451	431,528

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Airlines (continued)
American Airlines, Inc. (continued)
2017 Incremental Term Loan, (1 mo. LIBOR + 2.00%), 2.08%, 12/15/23	USD	2,255	$2,204,555
Mileage Plus Holdings LLC, 2020 Term Loan B, (3 mo. LIBOR + 5.25%, 1.00% Floor), 6.25%, 06/21/27		2,112	2,242,691
United Airlines, Inc., 2021 Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 04/21/28		3,303	3,323,683

			11,179,714

Auto Components — 2.4%
Adient US LLC, 2021 Term Loan B, (1 mo. LIBOR + 3.50%), 3.58%, 04/08/28		726	725,875
Clarios Global LP, 2021 USD Term Loan B, (1 mo. LIBOR + 3.25%), 3.33%, 04/30/26		3,217	3,200,573
Truck Hero, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.25%, 0.75% Floor), 4.00%, 01/31/28		2,224	2,217,799
USI, Inc.
2017 Repriced Term Loan, (3 mo. LIBOR + 3.00%), 3.13%, 05/16/24		4,359	4,327,145
2019 Incremental Term Loan B, (3 mo. LIBOR + 3.25%), 3.38%, 12/02/26		248	246,788
Wand NewCo 3, Inc., 2020 Term Loan, (1 mo. LIBOR + 3.00%), 3.08%, 02/05/26		2,308	2,285,742

			13,003,922

Banks — 0.5%
Directv Financing LLC, (3 mo. LIBOR + 5.00%, 0.75% Floor), 5.75%, 07/22/27		2,507	2,507,320

Building Materials — 0.1%
CHI Overhead Doors, Inc, Term Loan, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 07/31/25		161	161,320
Cornerstone Building Brands, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 04/12/28		519	517,255

			678,575

Building Products — 2.3%
CP Atlas Buyer, Inc., 2021 Term Loan B, (3 mo. LIBOR + 3.75%, 0.50% Floor), 4.25%, 11/23/27		2,463	2,453,804
CPG International, Inc., 2017 Term Loan, (3 mo. LIBOR + 2.50%, 0.75% Floor), 3.25%, 05/05/24		1,529	1,528,251
Jeld-Wen, Inc., 2021 Term Loan B, (1 mo. LIBOR + 2.25%), 2.33%, 07/28/28		1,121	1,118,858
LSF10 XL Bidco SCA, 2021 EUR Term Loan, (Euribor + 4.25%), 4.25%, 04/12/28	EUR	1,000	1,159,439
MI Windows And Doors LLC, 2020 Term Loan, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/18/27	USD	470	471,033
Standard Industries, Inc., 2021 Term Loan B, 09/22/28(m)		2,245	2,246,212
Wilsonart LLC, 2021 Term Loan E, (3 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 12/19/26		3,723	3,724,220

			12,701,817

Capital Markets — 2.2%
AQGEN Ascensus, Inc., 2021 2nd Lien Term Loan, (2 mo. LIBOR + 6.50%, 0.50% Floor), 7.00%, 08/02/29(c)		2,232	2,209,680

Security		Par (000)		Value

Capital Markets (continued)
Deerfield Dakota Holding LLC
2020 USD Term Loan B, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 04/09/27	USD	5,477		$5,488,632
2021 USD 2nd Lien Term Loan, (1 mo. LIBOR + 6.75%, 0.75% Floor), 7.50%, 04/07/28		1,594		1,641,820
Eagle Broadband Investments LLC, Term Loan, (3 mo. LIBOR + 3.00%, 0.75% Floor), 3.75%, 11/12/27		1,256		1,255,512
FinCo I LLC, 2020 Term Loan B, (1 mo. LIBOR + 2.50%), 2.58%, 06/27/25		—	(n)	247
Focus Financial Partners LLC, 2021 Term Loan, (1 mo. LIBOR + 2.50%, 0.50% Floor), 3.00%, 07/01/28		1,063		1,059,722
Greenhill & Co., Inc., Term Loan B, (1 mo. LIBOR + 3.25%), 3.33%, 04/12/24		559		556,598

				12,212,211

Chemicals — 5.2%
Ascend Performance Materials Operations LLC,
2021 Term Loan B, (3 mo. LIBOR + 4.75%, 0.75% Floor), 5.50%, 08/27/26		2,936		2,968,944
Atotech BV, 2021 USD Term Loan B, (3 mo. LIBOR + 2.50%, 0.50% Floor), 3.00%, 03/18/28		3,083		3,078,771
Axalta Coating Systems US Holdings, Inc., USD Term Loan B3, (3 mo. LIBOR + 1.75%), 1.88%, 06/01/24		1,253		1,248,884
Element Materials Technology Group US Holdings, Inc., 2017 Term Loan B, (3 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 06/28/24		1,339		1,333,165
Element Solutions, Inc., 2019 Term Loan B1, (1 mo. LIBOR + 2.00%), 2.08%, 01/31/26		1,769		1,765,182
Encapsys LLC, 2020 Term Loan B2, (PRIME + 2.25%), 5.50%, 11/07/24		1,259		1,256,614
Illuminate Buyer LLC, 2021 Term Loan, (1 mo. LIBOR + 3.50%), 3.58%, 06/30/27		1,243		1,240,247
Invictus Technical Solutions LLC, 2nd Lien Term Loan, (1 mo. LIBOR + 6.75%), 6.83%, 03/30/26		973		970,591
Invictus US LLC, 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 3.08%, 03/28/25		673		671,015
Klockner-Pentaplast of America, Inc., 2021 Term Loan B, (6 mo. LIBOR + 4.75%, 0.50% Floor), 5.25%, 02/12/26		1,134		1,136,432
Lonza Group AG, USD Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 07/03/28		918		920,159
Messer Industries GmbH, 2018 USD Term Loan, (3 mo. LIBOR + 2.50%), 2.63%, 03/01/26		2,832		2,816,036
Minerals Technologies, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 3.00%, 02/14/24(c)		378		378,403
Momentive Performance Materials, Inc., Term Loan B, (1 mo. LIBOR + 3.25%), 3.34%, 05/15/24		1,527		1,523,191
NIC Acquisition Corp., Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/29/27		652		650,910
Oxea Corp., 2017 USD Term Loan B2, (1 mo. LIBOR + 3.25%), 3.38%, 10/14/24		1,537		1,528,914
PQ Corp., 2021 Term Loan B, (3 mo. LIBOR + 2.75%, 0.50% Floor), 3.25%, 06/09/28		1,542		1,542,459
Pregis TopCo Corp., 2021 Incremental Term Loan, (1 mo. LIBOR + 4.00%, 0.50% Floor), 4.50%, 07/31/26(c)		625		624,564

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Chemicals (continued)
SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 03/16/27	USD	945	$945,637
Sparta U.S. HoldCo LLC, 2021 Term Loan, (3 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 08/02/28		1,025	1,026,281
Starfruit Finco BV, 2018 USD Term Loan B, (1 mo. LIBOR + 2.75%), 2.83%, 10/01/25		354	351,063
WR Grace & Co., 2021 Term Loan B, 09/22/28(m)		475	476,487

			28,453,949

Commercial Services & Supplies — 4.4%
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, (3 mo. LIBOR + 3.75%, 0.50% Floor), 4.25%, 05/12/28		2,333	2,334,297
Asurion LLC
2018 Term Loan B6, (1 mo. LIBOR + 3.12%), 3.21%, 11/03/23		1,278	1,270,220
2018 Term Loan B7, (1 mo. LIBOR + 3.00%), 3.08%, 11/03/24		919	908,231
2020 Term Loan B8, (1 mo. LIBOR + 3.25%), 3.33%, 12/23/26		699	687,916
2021 2nd Lien Term Loan B3, (1 mo. LIBOR + 5.25%), 5.33%, 01/31/28		985	981,896
2021 2nd Lien Term Loan B4, (1 mo. LIBOR + 5.25%), 5.33%, 01/20/29		1,402	1,394,640
Bingo Industries Ltd., Term Loan, 07/08/28(c)(m)		414	412,965
Clean Harbors, Inc., 2021 Incremental Term Loan B, 09/21/28(m)		618	617,740
Creative Artists Agency LLC, 2020 Incremental Term Loan B1, (1 mo. LIBOR + 4.25%, 1.00% Floor), 5.25%, 11/27/26		1,715	1,705,068
Dealer Tire LLC, 2020 Term Loan B, (1 mo. LIBOR + 4.25%), 4.33%, 12/12/25		2,687	2,686,009
Diamond (BC) BV, 2021 Term Loan B, 09/29/28(m)		1,702	1,703,174
EnergySolutions LLC, 2018 Term Loan B, (3 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 05/09/25(c)		450	448,477
KAR Auction Services, Inc., 2019 Term Loan B6, (1 mo. LIBOR + 2.25%), 2.38%, 09/19/26(c)		1,277	1,244,680
Packers Holdings LLC, 2021 Term Loan, (3 mo. LIBOR + 3.25%, 0.75% Floor), 4.00%, 03/09/28		1,766	1,756,524
Prime Security Services Borrower LLC, 2021 Term Loan, (6 mo. LIBOR + 2.75%, 0.75% Floor), 3.50%, 09/23/26		1,498	1,495,834
Vericast Corp., 2021 Term Loan, (3 mo. LIBOR + 7.75%, 1.00% Floor), 8.75%, 06/16/26		396	370,845
Verscend Holding Corp., 2021 Term Loan B, (1 mo. LIBOR + 4.00%), 4.08%, 08/27/25		3,271	3,274,122
Viad Corp, Initial Term Loan, (3 mo. LIBOR + 5.00%, 0.50% Floor), 5.50%, 07/30/28(c)		696	692,520

			23,985,158

Construction & Engineering — 1.7%
Brand Industrial Services, Inc., 2017 Term Loan, (3 mo. LIBOR + 4.25%, 1.00% Floor), 5.25%, 06/21/24		3,590	3,556,094

Security		Par (000)	Value

Construction & Engineering (continued)
Pike Corp., 2021 Incremental Term Loan B, (1 mo. LIBOR + 3.00%), 3.09%, 01/21/28	USD	925	$924,241
SRS Distribution, Inc., 2021 Term Loan B, (3 mo. LIBOR + 3.75%, 0.50% Floor), 4.25%, 06/02/28		3,457	3,455,548
USIC Holdings, Inc., 2021 Term Loan, (1 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 05/12/28		1,565	1,563,139

			9,499,022

Construction Materials — 2.0%
Core & Main LP, 2021 Term Loan B, (1 mo. LIBOR + 2.50%), 2.59%, 07/27/28		6,033	6,002,838
Filtration Group Corp.
2018 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 3.08%, 03/29/25		2,128	2,116,003
2020 Incremental Term Loan, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 03/29/25		1,272	1,273,695
Forterra Finance LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 10/25/23		1,000	999,834
Tamko Building Products, Inc., Term Loan B, (2 mo. LIBOR + 3.00%), 3.10%, 06/01/26		772	767,266

			11,159,636

Containers & Packaging — 1.9%
BWAY Holding Co., 2017 Term Loan B, (1 mo. LIBOR + 3.25%), 3.33%, 04/03/24		2,236	2,188,306
Charter NEX US, Inc., 2021 Term Loan, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/01/27		3,794	3,800,544
Flex Acquisition Co., Inc., 2021 Term Loan, (3 mo. LIBOR + 3.50%, 0.50% Floor), 4.00%, 02/23/28		1,938	1,933,216
Pregis TopCo Corp., 1st Lien Term Loan, (1 mo. LIBOR + 4.00%), 4.08%, 07/31/26		547	547,702
Tosca Services LLC, 2021 Term Loan, (1 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 08/18/27		730	727,664
Trident TPI Holdings, Inc.(m)
2021 Delayed Draw Term Loan, 09/15/28		127	127,144
2021 Incremental Term Loan, 09/15/28		895	896,369

			10,220,945

Distributors — 0.9%
American Builders & Contractors Supply Co., Inc.,
2019 Term Loan, (1 mo. LIBOR + 2.00%), 2.08%, 01/15/27		1,305	1,295,992
TMK Hawk Parent Corp.
2020 Super Priority First Out Term Loan A, (1 mo. LIBOR + 9.50%, 1.00% Floor), 10.50%, 05/30/24(c)		996	975,922
2020 Super Priority Second Out Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 08/28/24		3,262	2,876,261

			5,148,175

Diversified Consumer Services — 2.5%
Ascend Learning LLC
2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 07/12/24		305	304,116
2020 Incremental Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 07/12/24		982	982,571

S C H E D U L E O F I N V E S T M E N T S	14

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Consumer Services (continued)
Bright Horizons Family Solutions LLC, 2017 Term Loan B, (1 mo. LIBOR + 1.75%, 0.75% Floor), 2.50%, 11/07/23	USD	1,753	$1,745,876
Genuine Financial Holdings LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 3.83%, 07/11/25		2,988	2,956,919
Midas Intermediate Holdco II LLC, 2020 Term Loan B, (3 mo. LIBOR + 7.75%, 0.75% Floor), 8.50%, 12/22/25		2,706	2,571,151
Nomad Foods Europe Midco Ltd., 2017 USD Term Loan B4, (3 mo. LIBOR + 2.25%), 2.37%, 05/15/24		1,109	1,103,653
PAI Holdco, Inc., 2020 Term Loan B, (3 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 10/28/27		428	428,030
Serta Simmons Bedding LLC
2020 Super Priority First Out Term Loan, (1 mo. LIBOR + 7.50%), 8.50%, 08/10/23		418	420,961
2020 Super Priority Second Out Term Loan, (1 mo. LIBOR + 7.50%, 1.00% Floor), 8.50%, 08/10/23		856	812,308
Sotheby’s, 2021 Term Loan B, (3 mo. LIBOR + 4.50%, 0.50% Floor), 5.00%, 01/15/27		1,679	1,683,271
Voyage Australia Pty Ltd., USD Term Loan B, (3 mo. LIBOR + 3.50%, 0.50% Floor), 4.00%, 07/20/28		659	658,176

			13,667,032

Diversified Financial Services — 7.7%
Advisor Group, Inc., 2021 Term Loan, (1 mo. LIBOR + 4.50%), 4.58%, 07/31/26		1,248	1,248,818
Alchemy Copyrights LLC, Term Loan B, (1 mo. LIBOR + 3.00%, 0.50% Floor), 3.50%, 03/10/28(c)		755	755,384
AlixPartners LLP, 2021 USD Term Loan B, (1 mo. LIBOR + 2.75%, 0.50% Floor), 3.25%, 02/04/28		1,543	1,538,488
AQGEN Island Holdings, Inc., Term Loan, (3 mo. LIBOR + 3.50%, 0.50% Floor), 4.00%, 08/02/28		2,489	2,480,712
Belron Finance US LLC, 2021 USD Term Loan B, (3 mo. LIBOR + 2.75%, 0.50% Floor), 3.25%, 04/13/28		1,733	1,728,700
Cogeco Financing 2 LP, 2021 Incremental Term Loan B, (1 mo. LIBOR + 2.50%, 0.50% Floor), 3.00%, 09/01/28		2,826	2,807,151
Delta TopCo, Inc.
2020 2nd Lien Term Loan, (3 mo. LIBOR + 7.25%, 0.75% Floor), 8.00%, 12/01/28		595	599,213
2020 Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/01/27		3,262	3,264,141
EG Finco Ltd., 2018 Term Loan, (3 mo. LIBOR + 4.00%), 4.13%, 02/07/25		1,152	1,147,576
I-Logic Technologies Bidco Ltd., 2021 USD Term Loan B, (1 Week LIBOR + 4.00%, 0.50% Floor), 4.50%, 02/16/28		760	762,402
Kingpin Intermediate Holdings LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 07/03/24(c)		1,332	1,328,192
KKR Apple Bidco LLC(m) 2021 2nd Lien Term Loan, 07/13/29		218	221,135

Security		Par (000)	Value

Diversified Financial Services (continued)
KKR Apple Bidco LLC(m) (continued)
2021 Term Loan, 09/22/28	USD	534	$534,379
LBM Acquisition LLC
2021 Incremental Delayed Draw Term Loan B2, 12/17/27(m)		585	579,546
2021 Incremental Term Loan B2, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/17/27		1,168	1,157,271
Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/17/27		1,033	1,022,737
LEB Holdings (USA), Inc, Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 11/02/27	.	901	902,842
Milano Acquisition Corp., Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 10/01/27		4,311	4,317,210
RV Retailer LLC, Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 02/08/28		826	823,785
SMG US Midco 2, Inc., 2020 Term Loan, (1 mo. LIBOR + 2.50%), 2.63%, 01/23/25		1,721	1,689,033
SSH Group Holdings, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 4.25%), 4.38%, 07/30/25	.	2,055	1,994,850
Veritas US, Inc., 2021 USD Term Loan B, (3 mo. LIBOR + 5.00%, 1.00% Floor), 6.00%, 09/01/25		6,642	6,665,033
VS Buyer LLC, Term Loan B, (1 mo. LIBOR + 3.00%), 3.08%, 02/28/27(c)		1,312	1,310,666
White Cap Buyer LLC, Term Loan B, (1 mo. LIBOR + 4.00%, 0.50% Floor), 4.50%, 10/19/27		1,103	1,105,171
Ziggo Financing Partnership, USD Term Loan I, (1 mo. LIBOR + 2.50%), 2.58%, 04/30/28		1,876	1,860,373

			41,844,808

Diversified Telecommunication Services — 2.7%
Cablevision Lightpath LLC, Term Loan B, (1 mo. LIBOR + 3.25%), 3.75%, 11/30/27		506	506,555
ConnectWise LLC, 2021 Term Loan B, 09/29/28(m)		898	895,755
Consolidated Communications, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 10/02/27		713	712,911
Frontier Communications Corp., 2021 DIP Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 05/01/28		1,775	1,771,318
GCI LLC, 2020 Term Loan B, (1 mo. LIBOR + 2.75%, 0.75% Floor), 3.50%, 10/15/25		1,094	1,091,690
Intelsat Jackson Holdings SA
2017 Term Loan B3, (PRIME + 4.75%), 8.00%, 11/27/23		455	460,037
2021 DIP Term Loan, (3 mo. LIBOR + 4.75%, 1.00% Floor), 3.60%, 10/13/22		180	180,595
Iridium Satellite LLC, 2021 Term Loan B2, (1 mo. LIBOR + 2.50%, 0.75% Floor), 3.25%, 11/04/26	.	1,710	1,711,118
Level 3 Financing, Inc., 2019 Term Loan B, (1 mo. LIBOR + 1.75%), 1.83%, 03/01/27		1,676	1,655,104
Meridian Adhesives Group, Inc., Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 07/24/28		1,318	1,314,705

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Telecommunication Services (continued)
MTN Infrastructure TopCo, Inc., 1st Lien Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 11/15/24	USD	2,316	$2,309,021
Virgin Media SFA Finance Ltd., GBP Term Loan L, (LIBOR - GBP + 3.25%), 3.30%, 01/15/27	GBP	1,400	1,858,706

			14,467,515

Electric Utilities — 0.9%
ExGen Renewables IV LLC, 2020 Term Loan, (3 mo. LIBOR + 2.50%, 1.00% Floor), 3.50%, 12/15/27	USD	1,176	1,174,458
Triton Water Holdings, Inc, Term Loan, (3 mo. LIBOR + 3.50%, 0.50% Floor), 4.00%, 03/31/28		3,997	3,989,508

			5,163,966

Electrical Equipment — 0.5%
Arcline FM Holdings LLC, 2021 1st Lien Term Loan, (3 mo. LIBOR + 4.75%, 0.75% Floor), 5.50%, 06/23/28(c)		762	762,000
Gates Global LLC, 2021 Term Loan B3, (1 mo. LIBOR + 2.50%, 0.75% Floor), 3.25%, 03/31/27		2,163	2,157,962

			2,919,962

Energy Equipment & Services — 0.2%
Dell International LLC, 2021 Term Loan B, (1 mo. LIBOR + 1.75%), 2.00%, 09/19/25		114	113,955
New Arclin U.S. Holding Corp., 2021 2nd Lien Term Loan, 09/30/29(c)(m)		815	808,888

			922,843

Entertainment — 0.3%
MSG National Properties LLC, Term Loan, (3 mo. LIBOR + 6.25%, 0.75% Floor), 7.00%, 11/12/25(c)		1,746	1,785,088

Environmental, Maintenance, & Security Service — 0.5%
Asplundh Tree Expert LLC, 2021 Term Loan B, (1 mo. LIBOR + 1.75%), 1.83%, 09/07/27		1,757	1,750,415
TruGreen Limited Partnership, 2020 Term Loan, (1 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 11/02/27		1,081	1,080,694

			2,831,109

Food & Staples Retailing — 0.8%
H Food Holdings LLC, 2018 Incremental Term Loan B2, (1 mo. LIBOR + 4.00%), 4.08%, 05/23/25		653	652,997
Hearthside Food Solutions LLC, 2020 Incremental Term Loan B3, (1 mo. LIBOR + 5.00%, 1.00% Floor), 6.00%, 05/23/25		178	177,627
US Foods, Inc.
2016 Term Loan B, (1 mo. LIBOR + 1.75%), 1.83%, 06/27/23		2,556	2,540,217
2019 Term Loan B, (1 mo. LIBOR + 2.00%), 2.08%, 09/13/26		741	730,712

			4,101,553

Food Products — 2.3%
8th Avenue Food & Provisions, Inc.
2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 3.84%, 10/01/25		1,105	1,089,599

Security		Par (000)	Value

Food Products (continued)
8th Avenue Food & Provisions, Inc. (continued)
2021 Incremental Term Loan, (1 mo. LIBOR + 4.75%, 0.75% Floor), 5.50%, 10/01/25(c)	USD	1,352	$1,341,523
B&G Foods, Inc., 2019 Term Loan B4, (1 mo. LIBOR + 2.50%), 2.58%, 10/10/26		415	414,420
Chobani LLC, 2020 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 10/20/27		2,746	2,750,187
Froneri International Ltd., 2020 USD Term Loan, (1 mo. LIBOR + 2.25%), 2.33%, 01/29/27		3,297	3,255,607
Reynolds Group Holdings, Inc., 2020 Term Loan B2, (1 mo. LIBOR + 3.25%), 3.33%, 02/05/26		1,693	1,680,568
Sovos Brands Intermediate, Inc., 2021 Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 06/08/28		1,455	1,455,317
UTZ Quality Foods LLC, 2021 Term Loan B, (1 mo. LIBOR + 3.00%), 3.08%, 01/20/28		610	609,450

			12,596,671

Health Care Equipment & Supplies — 0.7%
Insulet Corp., Term Loan B, (1 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 05/04/28		683	684,429
Ortho-Clinical Diagnostics SA
2018 Term Loan B, (1 mo. LIBOR + 3.00%), 3.08%, 06/30/25		2,034	2,031,811
EUR Term Loan B, (EURIBOR + 3.50%), 3.50%, 06/30/25	EUR	952	1,101,901

			3,818,141

Health Care Providers & Services — 3.0%
CCRR Parent, Inc, Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 03/06/28(c)	USD	1,184	1,187,010
CHG Healthcare Services, Inc., 2021 Term Loan, 09/29/28(m)		910	910,974
Da Vinci Purchaser Corp., 2019 Term Loan, (1 mo. LIBOR + 4.00%, 1.00% Floor), 5.00%, 01/08/27		1,256	1,259,940
Envision Healthcare Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 3.83%, 10/10/25		1,714	1,521,065
EyeCare Partners LLC
2020 2nd Lien Term Loan, (3 mo. LIBOR + 8.25%), 8.38%, 02/18/28(c)		1,460	1,452,700
2020 Term Loan, (3 mo. LIBOR + 3.75%), 3.88%, 02/18/27		1,959	1,946,617
Femur Buyer, Inc., 1st Lien Term Loan, (3 mo. LIBOR + 4.50%), 4.63%, 03/05/26		939	881,829
HC Group Holdings II, Inc., Term Loan B, (1 mo. LIBOR + 3.75%), 3.83%, 08/06/26		4,345	4,342,929
Orbcomm, Inc., Term Loan B, (3 mo. LIBOR + 4.25%, 0.75% Floor), 5.00%, 09/01/28		647	645,919
PetVet Care Centers LLC, 2021 Term Loan B3, (1 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 02/14/25		47	46,629
Sotera Health Holdings LLC, 2021 Term Loan, (1 mo. LIBOR + 2.75%, 0.50% Floor), 3.25%, 12/11/26		2,247	2,239,517

			16,435,129

S C H E D U L E O F I N V E S T M E N T S	16

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Health Care Services — 1.2%
Azalea Topco, Inc., Term Loan, (1 mo. LIBOR + 3.50%), 3.63%, 07/24/26	USD	2,394	$2,377,031
Medical Solutions LLC, 2021 2nd Lien Term Loan, 10/01/29(m)		627	620,730
Unified Physician Management LLC, 2020 Term Loan, (1 mo. LIBOR + 4.25%, 0.75% Floor), 5.00%, 12/16/27		1,647	1,647,656
WP CityMD Bidco LLC, 2021 Term Loan B, (6 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 08/13/26		1,877	1,882,387

			6,527,804

Health Care Technology — 2.8%
Athenahealth, Inc., 2021 Term Loan B1, (3 mo. LIBOR + 4.25%), 4.38%, 02/11/26		326	327,013
Change Healthcare Holdings, Inc., 2017 Term Loan B, (3 mo. LIBOR + 2.50%, 1.00% Floor), 3.50%, 03/01/24		3,069	3,065,242
GoodRx, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 2.75%), 2.83%, 10/10/25		1,943	1,940,146
Polaris Newco LLC, USD Term Loan B, (6 mo. LIBOR + 4.00%, 0.50% Floor), 4.50%, 06/02/28		4,736	4,744,404
Press Ganey Holdings, Inc., 2021 Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 07/24/26		2,340	2,342,568
Quintiles IMS, Inc., 2017 USD Term Loan B1, (1 mo. LIBOR + 1.75%), 1.83%, 03/07/24		266	265,354
Verscend Holdings Corp., 2nd Lien Term Loan, (1 mo. LIBOR + 7.00%), 7.50%, 02/01/29(c)		2,740	2,753,700

			15,438,427

Hotels, Restaurants & Leisure — 7.2%
1011778 B.C. Unlimited Liability Co., Term Loan B4, (1 mo. LIBOR + 1.75%), 1.84%, 11/19/26		2,743	2,707,559
Aimbridge Acquisition Co., Inc., 2019 Term Loan B, (1 mo. LIBOR + 3.75%), 3.83%, 02/02/26		492	483,187
Aristocrat Leisure Ltd., 2020 Incremental Term Loan B, (3 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 10/19/24		878	882,005
Aristocrat Technologies, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 1.75%), 1.88%, 10/19/24	.	1,085	1,077,490
Boyd Gaming Corp., Term Loan B3, (1 Week LIBOR + 2.25%), 2.32%, 09/15/23		1,073	1,071,739
Caesars Resort Collection LLC
2017 1st Lien Term Loan B, (1 mo. LIBOR + 2.75%), 2.83%, 12/23/24		1,802	1,790,201
2020 Term Loan B1, (3 mo. LIBOR + 3.50%), 3.58%, 07/21/25		3,515	3,515,815
CCM Merger, Inc., 2020 Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 11/04/25	.	1,187	1,186,538
Churchill Downs, Inc., 2021 Incremental Term Loan B1, (1 mo. LIBOR + 2.00%), 2.09%, 03/10/28(c)		692	685,595
ECL Entertainment LLC, Term Loan, (1 mo. LIBOR + 7.50%, 0.75% Floor), 8.50%, 03/31/28(c)		818	836,354
Equinox Holdings, Inc., 2017 1st Lien Term Loan, (3 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 03/08/24		4,190	3,872,896
Four Seasons Hotels Ltd., New 1st Lien Term Loan, (1 mo. LIBOR + 2.00%), 2.09%, 11/30/23		895	892,114

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Golden Nugget LLC, 2017 Incremental Term Loan B, (2 mo. LIBOR + 2.50%, 0.75% Floor), 3.25%, 10/04/23	USD	1,714	$1,705,109
Golden Nugget, Inc., 2020 Initial Term Loan, (3 mo. LIBOR + 12.00%, 1.00% Floor), 13.00%, 10/04/23(c)		201	217,317
IRB Holding Corp.
2020 Fourth Amendment Incremental Term Loan, (3 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 12/15/27		3,259	3,262,971
2020 Term Loan B, (6 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 02/05/25		1,389	1,386,150
Playa Resorts Holding BV, 2017 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 04/29/24		661	645,597
Playtika Holding Corp., 2021 Term Loan, (1 mo. LIBOR + 2.75%), 2.83%, 03/13/28		1,749	1,747,811
Scientific Games International, Inc., 2018 Term Loan B5, (1 mo. LIBOR + 2.75%), 2.83%, 08/14/24		1,135	1,129,613
Stars Group Holdings BV, 2018 USD Incremental Term Loan, (3 mo. LIBOR + 2.25%), 3.63%, 07/21/26		1,058	1,054,192
Station Casinos LLC, 2020 Term Loan B, (1 mo. LIBOR + 2.25%), 2.50%, 02/08/27		1,984	1,963,486
Travelport Finance (Luxembourg) Sarl
2020 Super Priority Term Loan, (6.50% PIK), 3.50%, 02/28/25(j)		1,550	1,606,501
2021 Consented Term Loan, (3 mo. LIBOR + 6.75%), 7.75%, 05/29/26.		2,606	2,233,491
Twin River Worldwide Holdings, Inc., 2021 Term Loan B, 08/06/28(m)		1,189	1,188,179
Whatabrands LLC, 2021 Term Loan B, (1 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 08/03/28		2,006	2,003,031

			39,144,941

Household Durables — 0.9%
ACProducts Holdings, Inc., 2021 Term Loan B, (3 mo. LIBOR + 4.25%, 0.50% Floor), 4.75%, 05/17/28		3,082	3,074,129
Springs Windows Fashions LLC, 2021 Term Loan B, 10/06/28(m)		729	723,081
Weber-Stephen Products LLC, Term Loan B, (1 mo. LIBOR + 3.25%, 0.75% Floor), 4.00%, 10/30/27		866	867,737

			4,664,947

Household Products — 0.1%
Spectrum Brands, Inc., 2021 Term Loan, (3 mo. LIBOR + 2.00%, 0.50% Floor), 2.50%, 03/03/28		478	476,205

Independent Power and Renewable Electricity Producers — 0.7%
Calpine Construction Finance Co. LP, 2017 Term Loan B, (1 mo. LIBOR + 2.00%), 2.08%, 01/15/25		664	655,411
Calpine Corp.
2019 Term Loan B10, (1 mo. LIBOR + 2.00%), 2.08%, 08/12/26		1,053	1,040,017
Term Loan B9, (1 mo. LIBOR + 2.00%), 2.09%, 04/05/26		1,908	1,885,431

			3,580,859

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Industrial Conglomerates — 2.5%
AVSC Holding Corp.(j)
2020 Term Loan B1, (0.25% PIK), 4.50%, 03/03/25	USD	3,647	$3,242,918
2020 Term Loan B3, (10.00% PIK), 10.00%, 10/15/26		1,371	1,649,176
Medline Industries, Inc., USD Term Loan B, 09/20/28(m)		1,933	1,928,767
Sequa Mezzanine Holdings LLC, 2020 Extended Term Loan, (3 mo. LIBOR + 6.75%, 1.00% Floor), 7.75%, 11/28/23		1,426	1,445,623
Stitch Aquisition Corp., Term Loan B, (3 mo. LIBOR + 6.75%, 0.75% Floor), 7.50%, 07/28/28		968	905,883
Vertical US Newco, Inc., Term Loan B, (3 mo. LIBOR + 3.50%, 0.50% Floor), 4.00%, 07/29/27		1,695	1,697,300
Vertiv Group Corp., 2021 Term Loan B, (1 mo. LIBOR + 2.75%), 2.83%, 03/02/27		2,608	2,590,324

			13,459,991

Insurance — 3.1%
Alliant Holdings Intermediate LLC
2018 Term Loan B, (1 mo. LIBOR + 3.25%), 3.33%, 05/09/25		2,421	2,403,336
2020 Term Loan B3, (1 mo. LIBOR + 3.75%, 0.50% Floor), 4.25%, 11/05/27		1,320	1,320,250
Term Loan B, (1 mo. LIBOR + 3.25%), 3.33%, 05/09/25		1,181	1,171,253
AmWINS Group, Inc., 2021 Term Loan B, (1 mo. LIBOR + 2.25%, 0.75% Floor), 3.00%, 02/19/28		2,992	2,972,998
AssuredPartners, Inc.
2020 Term Loan B, (1 mo. LIBOR + 3.50%), 3.58%, 02/12/27		1,298	1,289,039
2021 Term Loan B, (1 mo. LIBOR + 3.50%, 0.50% Floor), 4.00%, 02/12/27		773	772,120
HUB International Ltd.
2018 Term Loan B, (3 mo. LIBOR + 2.75%), 2.88%, 04/25/25		2,369	2,345,500
2021 Term Loan B, (3 mo. LIBOR + 3.25%, 0.75% Floor), 4.00%, 04/25/25		1,409	1,409,216
NFP Corp., 2020 Term Loan, 02/15/27(m)		165	162,760
Ryan Specialty Group LLC, Term Loan, (1 mo. LIBOR + 3.00%), 3.75%, 09/01/27		1,019	1,017,647
Sedgwick Claims Management Services, Inc.
2019 Term Loan B, (1 mo. LIBOR + 3.75%), 3.83%, 09/03/26		1,364	1,359,268
2020 Term Loan B3, (1 mo. LIBOR + 4.25%, 1.00% Floor), 5.25%, 09/03/26		737	738,049

			16,961,436

Interactive Media & Services — 2.6%
Adevinta ASA, USD Term Loan B, 06/26/28		2,213	2,212,771
Arches Buyer, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 12/06/27		2,118	2,106,092
Camelot Finance SA, 2020 Incremental Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 10/30/26		2,986	2,991,978

Security		Par (000)	Value

Interactive Media & Services (continued)
Go Daddy Operating Co. LLC, 2021 Term Loan B4, (1 mo. LIBOR + 2.00%), 2.08%, 08/10/27	USD	1,708	$1,693,411
Grab Holdings, Inc., Term Loan B, (6 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 01/29/26		5,112	5,154,968

			14,159,220

Internet & Direct Marketing Retail — 0.5%
CNT Holdings I Corp., 2020 Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 11/08/27	.	2,416	2,417,382
PUG LLC, 2021 Incremental Term Loan B, (1 mo. LIBOR + 4.25%, 0.50% Floor), 4.75%, 02/12/27(c)		327	326,591

			2,743,973

Internet Software & Services — 0.4%
Uber Technologies, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.50%), 3.58%, 02/25/27		2,406	2,403,892

IT Services — 6.4%
Aruba Investments, Inc.
2020 2nd Lien Term Loan, (3 mo. LIBOR + 7.75%, 0.75% Floor), 8.50%, 11/24/28		1,275	1,278,188
2020 USD Term Loan, (3 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 11/24/27		687	687,408
Banff Merger Sub, Inc., 2021 USD Term Loan, (3 mo. LIBOR + 3.75%), 3.88%, 10/02/25		2,046	2,033,317
Camelot Finance SA, Term Loan B, (1 mo. LIBOR + 3.00%), 3.08%, 10/30/26		3,330	3,320,021
CCC Intelligent Solutions Inc., Term Loan B, (3 mo. LIBOR + 2.50%, 0.50% Floor), 3.00%, 09/21/28		1,492	1,490,135
Celestial -Saturn Parent, Inc., 2nd Lien Term Loan, (1 mo. LIBOR + 6.50%, 0.50% Floor), 7.00%, 06/04/29(c)		1,120	1,142,400
CoreLogic, Inc., Term Loan, (1 mo. LIBOR + 3.50%, 0.50% Floor), 4.00%, 06/02/28		3,280	3,275,900
Fleetcor Technologies Operating Company LLC, 2021 Term Loan B4, (1 mo. LIBOR + 1.75%), 1.83%, 04/28/28		1,506	1,501,390
Greeneden US Holdings II LLC, 2020 USD Term Loan B, (1 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 12/01/27		5,075	5,090,939
GreenSky Holdings LLC, 2020 Term Loan B2, (1 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 03/29/25(c)		1,372	1,365,279
Optiv Security, Inc., 1st Lien Term Loan, (3 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 02/01/24		895	882,231
Peak 10 Holding Corp., 2nd Lien Term Loan, (3 mo. LIBOR + 7.25%), 7.33%, 08/01/25		1,121	1,028,047
PUG LLC, USD Term Loan, (1 mo. LIBOR + 3.50%), 3.58%, 02/12/27		2,254	2,202,161
Sophia LP, 2020 2nd Lien Term Loan, (3 mo. LIBOR + 8.00%, 1.00% Floor), 9.00%, 10/09/28		3,730	3,844,250
TierPoint LLC, 2021 Term Loan, (1 mo. LIBOR + 3.75%), 4.50%, 05/05/26		862	862,792
Trans Union LLC, 2019 Term Loan B5, (1 mo. LIBOR + 1.75%), 1.83%, 11/16/26		1,660	1,648,933
Virtusa Corp.
1st Lien Term Loan B, 7.13%, 12/15/28		934	934,305
Term Loan B, 02/11/28(m)		934	935,239

S C H E D U L E O F I N V E S T M E N T S	18

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

IT Services (continued)
WEX, Inc., 2021 Term Loan, (1 mo. LIBOR + 2.25%), 2.33%, 03/31/28	USD	870	$865,526
ZoomInfo LLC, 2021 Term Loan B, (1 mo. LIBOR + 3.00%), 3.08%, 02/02/26		192	192,000

			34,580,461

Leisure Products — 0.1%
MND Holdings III Corp., 2018 1st Lien Term Loan, (3 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 06/19/24		776	747,701

Life Sciences Tools & Services — 3.1%
Avantor Funding, Inc., 2021 Term Loan B4, (1 mo. LIBOR + 2.00%), 2.50%, 11/21/24		591	587,566
Avantor, Inc., 2021 Term Loan B5, (1 mo. LIBOR + 2.25%, 0.50% Floor), 2.75%, 11/08/27		1,834	1,836,077
eResearchTechnology, Inc., 2020 1st Lien Term Loan, (1 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 02/04/27		4,021	4,038,638
ICON Luxembourg Sarl
LUX Term Loan, (3 mo. LIBOR + 2.50%, 0.50% Floor), 3.00%, 07/03/28		2,602	2,609,987
US Term Loan, (3 mo. LIBOR + 2.50%, 0.50% Floor), 3.00%, 07/03/28		648	650,282
Maravai Intermediate Holdings LLC, 2020 Term Loan B, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 10/19/27		1,095	1,097,374
Parexel International Corp., 2021 1st Lien Term Loan, 08/11/28(m)		1,932	1,932,309
PPD, Inc., Initial Term Loan, (1 mo. LIBOR + 2.00%, 0.50% Floor), 2.50%, 01/13/28		3,915	3,907,181

			16,659,414

Machinery — 2.5%
Clark Equipment Co., 2021 Incremental Term Loan, (3 mo. LIBOR + 2.25%), 2.38%, 05/18/24		1,203	1,200,705
Columbus McKinnon Corp., 2021 Term Loan B, (3 mo. LIBOR + 2.75%), 3.25%, 05/14/28(c)		377	375,388
Ingersoll-Rand Services Co., 2020 USD Spinco Term Loan, (1 mo. LIBOR + 1.75%), 1.83%, 03/01/27		2,508	2,472,733
Madison IAQ LLC, Term Loan, (3 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 06/21/28		3,645	3,638,778
Rexnord LLC, 2021 Term Loan B, 10/04/28(m)		112	111,972
Titan Acquisition Ltd., 2018 Term Loan B, (3 mo. LIBOR + 3.00%), 3.17%, 03/28/25		6,007	5,893,507

			13,693,083

Media — 11.8%
Altice Financing SA
2017 USD Term Loan B, (1 mo. LIBOR + 2.75%), 2.88%, 07/15/25		655	643,503
USD 2017 1st Lien Term Loan, (3 mo. LIBOR + 2.75%), 2.90%, 01/31/26		1,745	1,713,499
Altice France SA, 2018 Term Loan B13, (3 mo. LIBOR + 4.00%), 4.12%, 08/14/26		2,810	2,797,861
Cable One, Inc., 2021 Term Loan B4, (1 mo. LIBOR + 2.00%), 2.08%, 05/03/28		436	432,773
Charter Communications Operating LLC, 2019 Term Loan B1, (1 mo. LIBOR + 1.75%), 1.84%, 04/30/25		2,601	2,597,278

Security		Par (000)		Value

Media (continued)
City Football Group Ltd., Term Loan, (3 mo. LIBOR + 3.50%, 0.50% Floor), 4.00%, 07/21/28(c)	USD	1,407		$1,399,965
Clear Channel Outdoor Holdings, Inc., Term Loan B, (3 mo. LIBOR + 3.50%), 3.63%, 08/21/26		5,802		5,677,124
Connect Finco Sarl, 2021 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 12/11/26	.	9,038		9,040,803
CSC Holdings LLC
2017 Term Loan B1, (1 mo. LIBOR + 2.25%), 2.33%, 07/17/25		584		574,710
2019 Term Loan B5, (1 mo. LIBOR + 2.50%), 2.58%, 04/15/27		1,961		1,936,122
E.W. Scripps Co., 2020 Term Loan B3, (1 mo. LIBOR + 3.00%, 0.75% Floor), 3.75%, 01/07/28		795		795,735
Learfield Communications LLC, 2016 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 12/01/23		2,285		2,189,176
Lions Gate Capital Holdings LLC, 2018 Term Loan B, (1 mo. LIBOR + 2.25%), 2.33%, 03/24/25		1,543		1,528,555
Live Nation Entertainment, Inc., Term Loan B4, (1 mo. LIBOR + 1.75%), 1.88%, 10/17/26		2,279		2,220,556
MH Sub I LLC
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 3.58%, 09/13/24		4,208		4,193,857
2020 Incremental Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 09/13/24		2,274		2,278,553
2021 2nd Lien Term Loan, (1 mo. LIBOR + 6.25%), 6.34%, 02/12/29		1,095		1,110,396
Nexstar Broadcasting, Inc., 2019 Term Loan B4, (1 mo. LIBOR + 2.50%), 2.59%, 09/18/26		1,544		1,541,998
Radiate Holdco LLC, 2020 Term Loan, (1 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 09/25/26		2,189		2,186,264
Terrier Media Buyer, Inc., 2021 Term Loan, (1 mo. LIBOR + 3.50%), 3.58%, 12/17/26		—	(n)	208
Trader Corp., 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 09/28/23(c)		4,338		4,327,281
Trader Interactive LLC, 2021 Term Loan B, (3 mo. LIBOR + 4.00%, 0.50% Floor), 4.50%, 07/28/28(c)		523		521,692
UPC Financing Partnership, 2021 USD Term Loan AX, (1 mo. LIBOR + 3.00%), 3.08%, 01/31/29		509		507,198
Virgin Media Bristol LLC
2020 USD Term Loan Q, (1 mo. LIBOR + 3.25%), 3.33%, 01/31/29		2,097		2,096,413
USD Term Loan N, (1 mo. LIBOR + 2.50%), 2.58%, 01/31/28		2,578		2,559,877
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 2.75%), 2.84%, 05/18/25		3,130		3,063,565
WMG Acquisition Corp., 2021 Term Loan G, (1 mo. LIBOR + 2.12%), 2.21%, 01/20/28		591		587,573
Zayo Group Holdings, Inc., USD Term Loan, (1 mo. LIBOR + 3.00%), 3.08%, 03/09/27		5,890		5,835,144

				64,357,679

Metals & Mining — 0.4%
Ball Metalpack LLC, 2018 1st Lien Term Loan B, (3 mo. LIBOR + 4.50%), 4.62%, 07/31/25		2,034		2,030,091

Oil, Gas & Consumable Fuels — 0.7%
Ascent Resources Utica LLC, 2020 Fixed 2nd Lien Term Loan, 11/01/25		474		518,457

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Edgewater Generation LLC, Term Loan, (1 mo. LIBOR + 3.75%), 3.83%, 12/13/25	USD	1,658	$1,577,696
EG Group Ltd., 2018 USD Term Loan B, (3 mo. LIBOR + 4.00%), 4.13%, 02/07/25		714	711,308
Lealand Finance Company BV, 2020 Take Back Term Loan, (3.00% PIK), 3.00%, 06/30/25(j)		330	147,476
McDermott Technology Americas, Inc., 2020 Make Whole Term Loan, (1 mo. LIBOR + 3.00%), 3.08%, 06/30/24(c)		46	25,313
Murphy USA, Inc., Term Loan B, (1 mo. LIBOR + 1.75%, 0.50% Floor), 2.25%, 01/31/28		573	572,565

			3,552,815

Personal Products — 1.3%
Prestige Brands, Inc., 2021 Term Loan B5, (1 mo. LIBOR + 2.00%, 0.50% Floor), 2.50%, 07/03/28		448	447,230
Sunshine Luxembourg VII Sarl, 2021 Term Loan B3, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 10/01/26		6,440	6,456,216

			6,903,446

Pharmaceuticals — 2.8%
Amneal Pharmaceuticals LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.50%), 3.63%, 05/04/25		2,252	2,218,877
Catalent Pharma Solutions, Inc., 2021 Term Loan B3, (1 mo. LIBOR + 2.00%, 0.50% Floor), 2.50%, 02/22/28		2,317	2,316,813
Elanco Animal Health, Inc., Term Loan B, (1 mo. LIBOR + 1.75%), 1.84%, 08/01/27		933	916,543
Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, (1 Week LIBOR + 2.00%), 2.07%, 11/15/27		1,871	1,839,634
Jazz Financing Lux Sarl, USD Term Loan, (1 mo. LIBOR + 3.50%, 0.50% Floor), 4.00%, 05/05/28		2,232	2,233,929
Organon Finance 1 LLC, USD Term Loan, (3 mo. LIBOR + 3.00%, 0.50% Floor), 3.50%, 06/02/28		1,457	1,459,694
Precision Medicine Group LLC, 2021 Term Loan, (3 mo. LIBOR + 3.00%, 0.75% Floor), 3.75%, 11/18/27		1,158	1,157,617
Valeant Pharmaceuticals International, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 3.08%, 06/02/25		3,049	3,044,609

			15,187,716

Professional Services — 1.0%
Dun & Bradstreet Corp., Term Loan, (1 mo. LIBOR + 3.25%), 3.34%, 02/06/26		5,426	5,418,876

Real Estate Management & Development — 0.2%
Cushman & Wakefield U.S. Borrower LLC, 2020 Term Loan B, (1 mo. LIBOR + 2.75%), 2.83%, 08/21/25		1,301	1,288,272

Road & Rail — 0.4%
Moda Ingleside Energy Center LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.25%), 3.33%, 09/29/25		863	860,718
SIRVA Worldwide, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 5.50%), 5.58%, 08/04/25		1,382	1,300,501

			2,161,219

Security		Par (000)		Value

Semiconductors & Semiconductor Equipment — 0.0%
ON Semiconductor Corp., 2019 Term Loan B, (1 mo. LIBOR + 2.00%), 2.08%, 09/19/26	USD	—	(n)	$31

Software — 15.7%
2U, Inc., Term Loan, (3 mo. LIBOR + 5.75%), 6.50%, 11/30/24		1,274		1,289,730
Applied Systems, Inc.
2017 1st Lien Term Loan, (3 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 09/19/24		437		436,546
2021 2nd Lien Term Loan, (3 mo. LIBOR + 5.50%, 0.75% Floor), 6.25%, 09/19/25		630		637,535
Barracuda Networks, Inc.
1st Lien Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 02/12/25		2,684		2,690,684
2020 2nd Lien Term Loan, (3 mo. LIBOR + 6.75%, 0.75% Floor), 7.50%, 10/30/28		771		779,435
Cloudera, Inc.
2021 2nd Lien Term Loan, 08/10/29(c)(m)		1,304		1,297,480
2021 Term Loan, 08/10/28(m)		3,634		3,627,204
Term Loan B, (1 mo. LIBOR + 2.50%, 0.75% Floor), 3.25%, 12/22/27		864		862,580
Cornerstone OnDemand, Inc.
2021 Term Loan, 09/21/28(m)		1,058		1,055,355
2021 Term Loan B, (1 mo. LIBOR + 3.25%), 3.33%, 04/22/27		893		891,357
Digicel International Finance Ltd., 2017 Term Loan B, (6 mo. LIBOR + 3.25%), 3.43%, 05/28/24		568		547,373
DTI Holdco, Inc., 2018 Term Loan B, (3 mo. LIBOR + 4.75%, 1.00% Floor), 5.75%, 09/30/23		447		441,320
E2open LLC, 2020 Term Loan B, (3 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 02/04/28		253		252,843
Epicor Software Corp., 2020 2nd Lien Term Loan, (1 mo. LIBOR + 7.75%, 1.00% Floor), 8.75%, 07/31/28		1,886		1,935,507
Helios Software Holdings, Inc., 2021 USD Term Loan B, (3 mo. LIBOR + 3.75%), 3.88%, 03/11/28		1,887		1,883,827
Informatica LLC
2020 USD 2nd Lien Term Loan, (Fixed + 7.12%), 7.13%, 02/25/25		1,914		1,938,882
2020 USD Term Loan B, (1 mo. LIBOR + 3.25%), 3.33%, 02/25/27		6,547		6,522,024
IPS Corp.(m)
2021 2nd Lien Term Loan B, 09/21/29(c)		919		909,810
2021 Delayed Draw Term Loan, 09/21/28		103		103,302
2021 Term Loan, 09/21/28		517		516,584
Magenta Buyer LLC
2021 USD 1st Lien Term Loan, (3 mo. LIBOR + 5.00%, 0.75% Floor), 5.75%, 07/27/28		5,325		5,323,349
2021 USD 2nd Lien Term Loan, (3 mo. LIBOR + 8.25%), 9.00%, 07/27/29(c)		2,587		2,583,766
McAfee LLC, 2018 USD Term Loan B, (1 mo. LIBOR + 3.75%), 3.84%, 09/30/24		813		813,070
Mitchell International, Inc.
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 3.33%, 11/29/24		390		389,611
2017 2nd Lien Term Loan, (1 mo. LIBOR + 7.25%), 7.33%, 12/01/25		1,218		1,215,398
2020 Add-On Term Loan, (1 mo. LIBOR + 4.25%, 0.50% Floor), 4.75%, 11/29/24		1,164		1,163,181

S C H E D U L E O F I N V E S T M E N T S	20

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Software (continued)
Netsmart Technologies, Inc., 2020 Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 10/01/27	USD	1,390	$1,395,368
Planview Parent, Inc.
2nd Lien Term Loan, (1 Week LIBOR + 7.25%, 0.75% Floor), 8.00%, 12/17/28		824	819,880
Term Loan, (3 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 12/17/27		1,908	1,911,529
Project Alpha Intermediate Holding, Inc., 2021 Term Loan B, (1 mo. LIBOR + 4.00%), 4.09%, 04/26/24		1,357	1,355,540
Proof Point, Inc., 2nd Lien Term Loan, (3 mo. LIBOR + 6.25%, 0.50% Floor), 6.75%, 08/31/29(c)		1,281	1,293,810
Proofpoint, Inc., 1st Lien Term Loan, (3 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 08/31/28		2,453	2,439,508
RealPage, Inc.
1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 04/24/28		5,552	5,532,718
2nd Lien Term Loan, (1 mo. LIBOR + 6.50%, 0.75% Floor), 7.25%, 04/22/29		2,629	2,681,666
Renaissance Holding Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 3.33%, 05/30/25		585	579,987
Severin Acquisition LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.25%), 3.34%, 08/01/25		3,504	3,483,097
Sophia LP, 2020 1st Lien Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 10/07/27		4,543	4,557,800
SS&C Technologies Holdings Europe Sarl, 2018 Term Loan B4, (1 mo. LIBOR + 1.75%), 1.83%, 04/16/25		333	329,475
SS&C Technologies, Inc.
2018 Term Loan B3, (1 mo. LIBOR + 1.75%), 1.83%, 04/16/25		440	435,390
2018 Term Loan B5, (1 mo. LIBOR + 1.75%), 1.83%, 04/16/25		1,734	1,717,213
Tempo Acquisition LLC
2020 Extended Term Loan, (1 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 11/02/26		4,720	4,727,373
2021 Term Loan B, (1 mo. LIBOR + 3.00%, 0.50% Floor), 3.50%, 08/31/28		441	441,366
Tibco Software, Inc., 2020 2nd Lien Term Loan, (1 mo. LIBOR + 7.25%), 7.34%, 03/03/28		2,577	2,601,299
Ultimate Software Group, Inc.
2020 2nd Lien Incremental Term Loan, (3 mo. LIBOR + 6.75%, 0.75% Floor), 7.50%, 05/03/27		1,767	1,794,972
2021 Incremental Term Loan, (3 mo. LIBOR + 3.25%, 0.75% Floor), 4.00%, 05/04/26		3,843	3,848,598
Term Loan B, (1 mo. LIBOR + 3.75%), 3.83%, 05/04/26		3,469	3,473,907

			85,528,249

Specialty Retail — 2.9%
Belron Finance US LLC
2018 Term Loan B, (3 mo. LIBOR + 2.25%), 2.38%, 11/13/25		1,993	1,981,035
2019 USD Term Loan B, (3 mo. LIBOR + 2.25%), 2.44%, 10/30/26		1,143	1,135,152

Security		Par (000)	Value

Specialty Retail (continued)
EG Group Ltd., 2021 Term Loan, (3 mo. LIBOR + 4.25%, 0.50% Floor), 4.75%, 03/31/26	USD	504	$503,821
Mavis Tire Express Services Corp., 2021 Term Loan B, (1 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 05/04/28		2,677	2,682,163
MED ParentCo LP, 1st Lien Term Loan, (1 mo. LIBOR + 4.25%), 4.33%, 08/31/26		1,861	1,855,942
PetSmart, Inc., 2021 Term Loan B, (6 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 02/11/28		4,705	4,711,928
Pilot Travel Centers LLC, 2021 Term Loan B, (1 mo. LIBOR + 2.00%), 2.08%, 07/28/28		846	842,980
Research Now Group, Inc., 2017 1st Lien Term Loan, (6 mo. LIBOR + 5.50%, 1.00% Floor), 6.50%, 12/20/24		1,090	1,076,226
Woof Holdings, Inc., 1st Lien Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/21/27		489	488,853
WOOF Holdings, Inc., 2nd Lien Term Loan, (6 mo. LIBOR + 7.25%, 0.75% Floor), 8.00%, 12/21/28		495	499,024

			15,777,124

Technology Hardware, Storage & Peripherals — 0.4%
Electronics for Imaging, Inc., Term Loan, (1 mo. LIBOR + 5.00%), 5.08%, 07/23/26		1,600	1,507,351
Western Digital Corp., 2018 Term Loan B4, (1 mo. LIBOR + 1.75%), 1.84%, 04/29/23		569	568,794

			2,076,145

Trading Companies & Distributors — 0.6%
Beacon Roofing Supply, Inc., 2021 Term Loan B, (1 mo. LIBOR + 2.25%), 2.33%, 05/19/28		1,230	1,222,576
Foundation Building Materials Holding Company LLC, 2021 Term Loan, (3 mo. LIBOR + 7.00%, 1.00% Floor), 3.75%, 02/03/28		1,360	1,350,501
ION Trading Finance Ltd., 2021 Term Loan, (3 mo. LIBOR + 4.75%), 4.92%, 04/01/28		603	603,171

			3,176,248

Transportation Infrastructure — 0.3%
First Student Bidco, Inc.
Term Loan B, (2 mo. LIBOR + 3.00%, 0.50% Floor), 3.50%, 07/21/28		1,140	1,133,056
Term Loan C, (3 mo. LIBOR + 3.00%, 0.50% Floor), 3.50%, 07/21/28		421	418,242

			1,551,298

Wireless Telecommunication Services — 1.3%
GOGO Intermediate Holdings LLC, Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 04/30/28		976	976,582
Metronet Systems Holdings LLC, 2021 1st Lien Term Loan, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 05/26/28		630	630,611

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Wireless Telecommunication Services (continued)
SBA Senior Finance II LLC, 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 1.84%, 04/11/25	USD	3,344	$3,310,430
Xplornet Communications, Inc., 2020 Term Loan B, (1 mo. LIBOR + 4.75%), 4.84%, 06/10/27		2,136	2,133,368

			7,050,991

Total Floating Rate Loan Interests — 126.6% (Cost: $685,640,421)			689,228,131

		Shares

Investment Companies

Equity Funds — 0.1%
SPDR S&P Oil & Gas Exploration & Production ETF		4,875	471,510

Fixed Income Funds — 0.2%
Invesco Senior Loan ETF		45,000	994,950

Total Investment Companies — 0.3% (Cost: $1,414,171)			1,466,460

		Benefical Interest (000)

Other Interests(o)

IT Services(c) — 0.0%
Millennium Corp.	USD	1,156	—
Millennium Lender Claims		1,084	—

Total Other Interests — 0.0% (Cost: $ — )			—

		Par (000)

Preferred Securities

Capital Trusts — 0.5%(h)(i)

Automobiles — 0.0%
General Motors Financial Co., Inc., Series C, 5.70%	USD	50	57,563

Banks — 0.1%
CaixaBank SA, 6.38%(a)	EUR	200	250,165
Wells Fargo & Co., Series U, 5.88%	USD	193	215,100

			465,265

Diversified Financial Services — 0.4%
Bank of America Corp.
Series AA, 6.10%		9	10,036
Series X, 6.25%		222	244,200
Barclays PLC, 4.38%		200	199,860
HSBC Holdings PLC, 6.00%		600	657,750
JPMorgan Chase & Co.
Series FF, 5.00%		765	798,469
Series HH, 4.60%		166	169,735

			2,080,050

Utilities — 0.0%
Electricite de France SA, 3.38%(a)	EUR	200	243,557

Total Capital Trusts — 0.5%			2,846,435

Security	Shares	Value

Preferred Stocks — 0.1%

Capital Markets — 0.1%
Goldman Sachs Group, Inc., Series J, 5.50%(h)(i)	13,550	$367,476

Insurance — 0.0%
Alliant Holdings, Inc.(c)	83	86,485

Total Preferred Stocks — 0.1%.		453,961

Total Preferred Securities — 0.6% (Cost: $3,110,310)		3,300,396

Warrants

Metals & Mining — 0.0%
Ameriforge Group, Inc. (Expires 06/08/22)(b)	5,283	—

Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp. (Expires 10/27/24)(b)	1,152	13,824

Transportation Infrastructure — 0.0%
Turbo Cayman Ltd. (Strike Price $0.01)(b)(c)	1	—

Total Warrants — 0.0% (Cost: $ — )		13,824

Total Long-Term Investments — 148.1% (Cost: $822,552,513)		806,336,887

Short-Term Securities

Money Market Funds — 0.5%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(p)(q)	2,526,050	2,526,050

Total Short-Term Securities — 0.5% (Cost: $2,526,050)		2,526,050

Total Investments — 148.6% (Cost: $825,078,563)		808,862,937

Liabilities in Excess of Other Assets — (48.6)%		(264,360,280)

Net Assets — 100.0%		$544,502,657

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	Non-income producing security.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $148,012, representing less than 0.05% of its net assets as of period end, and an original cost of $32,685.

(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	When-issued security.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(i)	Perpetual security with no stated maturity date.
(j)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(k)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(l)	Convertible security.
(m)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(n)	Rounds to less than 1,000.
(o)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(p)	Affiliate of the Fund.
(q)	Annualized 7-day yield as of period end.

S C H E D U L E O F I N V E S T M E N T S	22

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Debt Strategies Fund, Inc. (DSU)

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$—	$2,526,050	(a)	$—	$—	$—	$2,526,050	2,526,050	$147	$—
iShares iBoxx $ High Yield Corporate Bond ETF(b)	5,412,600	—		(5,428,367)	378,190	(362,423)	—	—	93,763	—
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	5,387,070	—		(5,302,432)	245,056	(329,694)	—	—	60,652	—

					$623,246	$(692,117)	$2,526,050		$154,562	$—

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,495,032	EUR	1,260,500	Bank of America N.A.	12/15/21	$32,771
USD	1,060,151	EUR	895,000	BNP Paribas SA	12/15/21	21,893
USD	1,493,095	EUR	1,260,500	BNP Paribas SA	12/15/21	30,834
USD	103,218	EUR	88,000	Goldman Sachs International	12/15/21	1,132
USD	1,060,917	EUR	895,000	HSBC Bank USA N.A.	12/15/21	22,659
USD	290,820	GBP	210,000	Bank of America N.A.	12/15/21	7,838
USD	1,976,916	GBP	1,427,000	Natwest Markets PLC	12/15/21	53,980

						171,107

USD	130,527	GBP	97,000	Bank of America N.A.	12/15/21	(184)

						$170,923

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CenturyLink, Inc.	1.00%	Quarterly	Barclays Bank PLC	12/20/23	N/R	USD	170	$(1,289)	$(6,041)	$4,752
CenturyLink, Inc.	1.00	Quarterly	Barclays Bank PLC	06/20/25	N/R	USD	185	(7,275)	(19,109)	11,834

								$(8,564)	$(25,150)	$16,586

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Debt Strategies Fund, Inc. (DSU)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$161,656	$—	$161,656
Common Stocks
Construction & Engineering	70,741	—	—	70,741
Diversified Financial Services	—	—	10,753	10,753
Energy Equipment & Services	—	12,588	—	12,588
Metals & Mining	—	2,498	945	3,443
Oil, Gas & Consumable Fuels	769,801	148,012	—	917,813
Semiconductors & Semiconductor Equipment	42,470	—	—	42,470
Software	792	—	—	792
Specialty Retail	—	190,780	—	190,780
Corporate Bonds
Aerospace & Defense	—	3,261,915	—	3,261,915
Airlines	—	3,677,458	—	3,677,458
Auto Components	—	2,108,001	1	2,108,002
Automobiles	—	2,154,525	—	2,154,525
Banks	—	325,216	—	325,216
Beverages	—	2,339,735	—	2,339,735
Biotechnology	—	183,211	—	183,211
Building Materials	—	1,178,036	—	1,178,036
Building Products	—	1,017,573	—	1,017,573
Capital Markets	—	1,418,675	—	1,418,675
Chemicals	—	2,304,475	—	2,304,475
Commercial Services & Supplies	—	964,043	—	964,043
Communications Equipment	—	954,119	—	954,119
Construction Materials	—	729,734	—	729,734
Consumer Discretionary	—	2,042,518	—	2,042,518
Consumer Finance	—	2,447,243	—	2,447,243
Containers & Packaging	—	117,922	—	117,922
Diversified Consumer Services	—	2,689,600	—	2,689,600
Diversified Financial Services	—	1,667,636	—	1,667,636
Diversified Telecommunication Services	—	4,044,428	—	4,044,428
Electric Utilities	—	1,003,678	—	1,003,678
Electrical Equipment	—	369,644	1	369,645
Electronic Equipment, Instruments & Components	—	665,249	—	665,249

S C H E D U L E O F I N V E S T M E N T S	24

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Debt Strategies Fund, Inc. (DSU)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Corporate Bonds (continued)
Energy Equipment & Services	$—	$660,909	$628,135	$1,289,044
Entertainment	—	70,150	—	70,150
Environmental, Maintenance, & Security Service	—	720,779	—	720,779
Equity Real Estate Investment Trusts (REITs)	—	2,384,463	—	2,384,463
Food & Staples Retailing	—	2,397,385	—	2,397,385
Food Products	—	1,119,427	—	1,119,427
Gas Utilities	—	43,575	—	43,575
Health Care Equipment & Supplies	—	686,510	—	686,510
Health Care Providers & Services	—	5,627,472	—	5,627,472
Health Care Technology	—	788,977	—	788,977
Healthcare	—	33,950	—	33,950
Hotels, Restaurants & Leisure	—	4,903,957	—	4,903,957
Household Durables	—	1,190,829	—	1,190,829
Independent Power and Renewable Electricity Producers	—	990,342	—	990,342
Insurance	—	1,874,225	—	1,874,225
Interactive Media & Services	—	636,259	—	636,259
Internet Software & Services	—	1,416,392	—	1,416,392
IT Services	—	2,998,819	—	2,998,819
Leisure Products	—	231,470	—	231,470
Machinery	—	2,104,647	—	2,104,647
Media	—	12,388,553	—	12,388,553
Metals & Mining	—	2,929,595	—	2,929,595
Mortgage Real Estate Investment Trusts (REITs)	—	9,441	—	9,441
Multi-line Retail	—	185,927	—	185,927
Offshore Drilling & Other Services	—	31,624	—	31,624
Oil, Gas & Consumable Fuels	113,816	14,105,034	—	14,218,850
Personal Products	—	30,628	—	30,628
Pharmaceuticals	—	3,096,203	—	3,096,203
Professional Services	—	481,000	—	481,000
Real Estate Management & Development	—	602,949	—	602,949
Road & Rail	—	227,618	—	227,618
Semiconductors & Semiconductor Equipment	—	510,258	—	510,258
Software	—	2,067,949	—	2,067,949
Specialty Retail	—	797,227	—	797,227
Textiles, Apparel & Luxury Goods	—	226,570	—	226,570
Thrifts & Mortgage Finance	—	580,113	—	580,113
Utilities	—	256,742	—	256,742
Wireless Telecommunication Services	—	3,102,485	—	3,102,485
Floating Rate Loan Interests	—	651,447,728	37,780,403	689,228,131
Investment Companies	1,466,460	—	—	1,466,460
Other Interests	—	—	—	—
Preferred Securities
Capital Trusts	—	2,846,435	—	2,846,435
Preferred Stocks	367,476	—	86,485	453,961
Warrants	13,824	—	—	13,824
Short-Term Securities
Money Market Funds	2,526,050	—	—	2,526,050
Unfunded Floating Rate Loan Interests(a)	—	669	—	669
Liabilities
Unfunded Floating Rate Loan Interests(a)	—	(919)	—	(919)

	$5,371,430	$764,984,534	$38,506,723	$808,862,687

Derivative Financial Instruments(b)
Assets
Credit Contracts	$—	$16,586	$—	$16,586
Foreign Currency Exchange Contracts	—	171,107	—	171,107
Liabilities
Foreign Currency Exchange Contracts	—	(184)	—	(184)

	$—	$187,509	$—	$187,509

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)

Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Debt Strategies Fund, Inc. (DSU)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, bank borrowings payable of $247,000,000 are categorized as Level 2 within the fair value hierarchy.

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests		Preferred Stocks	Warrants		Total
Assets
Opening balance, as of December 31, 2020	$64,033	$387,813	$30,751,870	$—	(a)	$81,671	$—	(a)	$31,285,387
Transfers into Level 3(b)	—	—	5,740,790	—		—	—		5,740,790
Transfers out of Level 3(c)	(31,418)	—	(13,556,793)	—		—	—		(13,588,211)
Accrued discounts/premiums	—	17,321	29,751	—		—	—		47,072
Net realized gain (loss)	—	1,497	46,769	—		—	—		48,266
Net change in unrealized appreciation (depreciation)(d)	(20,917)	227,015	386,000	—		4,814	—		596,912
Purchases	—	10,262	22,029,716	—		—	—		22,039,978
Sales	—	(15,771)	(7,647,700)	—		—	—		(7,663,471)

Closing balance, as of September 30, 2021	$11,698	$628,137	$37,780,403	$—	(a)	$86,485	$—	(a)	$38,506,723

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2021(d)	$(20,917)	$227,015	$455,269	$—		$4,814	$—		$666,181

(a)	Rounds to less than $1.
(b)

As of December 31, 2020, the Fund used observable inputs in determining the value of certain investments. As of September 30, 2021, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

(c)

As of December 31, 2020, the Fund used significant unobservable inputs in determining the value of certain investments. As of September 30, 2021, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

(d)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2021 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third-party information could result in a significantly lower or higher value of such Level 3 financial instruments.

Currency Abbreviation

EUR	Euro

GBP	British Pound

USD	United States Dollar

Portfolio Abbreviation

CMT	Constant Maturity Treasury

DAC	Designated Activity Company

DIP	Debtor-In-Possession

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

LIBOR	London Interbank Offered Rate

MSCI	Morgan Stanley Capital International

MTN	Medium-Term Note

PIK	Payment-in-Kind

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

SCA	Societe en Commandite par Actions

SPDR	Standard & Poor’s Depository Receipt

S C H E D U L E O F I N V E S T M E N T S	26